UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2011

Date of reporting period: May 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 102.7%

Arizona — 1.8%
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.230%, 06/06/11 (A)	$8,125	$8,125
Pima County, Unified School District No. 6 Marana, GO, AGM
4.000%, 07/01/11	2,000	2,005

		10,130

California — 2.2%
Deutsche Bank Spears/Lifers Trust, Ser 477, RB, AGM, FGIC, AMBAC
0.170%, 06/03/11 (A)	1,000	1,000
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 48, RB, FGIC
0.170%, 06/02/11 (A)(B)	4,400	4,400
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 49, RB, FGIC
0.170%, 06/07/11 (A)(B)	2,400	2,400
San Jose, Financing Authority, Ser 3182X, RB, AMBAC
0.250%, 06/01/11 (A)	4,530	4,530

		12,330

Colorado — 2.4%
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.250%, 06/02/11 (A)(B)	5,440	5,440
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.190%, 06/07/11 (A)(B)	3,000	3,000
Southglenn, Metropolitan District, RB
0.200%, 06/02/11 (A)(B)	4,900	4,900

		13,340

Connecticut — 1.0%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.160%, 06/01/11 (A)(B)	5,575	5,575

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware — 0.4%
New Castle County, University Courtyard Apartments Project, RB
0.180%, 06/02/11 (A)(B)	$2,000	$2,000

Florida — 4.9%
Austin Trust, Variable Certificates, Ser 2007-1036, COP, AMBAC
0.280%, 06/02/11 (A)	7,100	7,100
BB&T Municipal Trust, Ser 1020, RB
0.260%, 06/02/11 (A)(B)	1,100	1,100
BB&T Municipal Trust, Ser 1034, RB
0.260%, 06/01/11 (A)(B)	4,050	4,050
Collier County, Industrial Development Authority, Redlands Christian Migrant Project, RB
0.370%, 06/02/11 (A)(B)	595	595
Deutsche Bank Spears/Lifers Trust, Ser 579, RB, NATL-RE
0.170%, 06/02/11 (A)	4,250	4,250
Eclipse Funding Trust, Solar Eclipse - Miami, Ser 2007-0045, RB
0.130%, 06/01/11 (A)(B)	2,940	2,940
Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.300%, 06/01/11 (A)(B)	3,600	3,600
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.130%, 06/01/11 (A)(B)	3,800	3,800

		27,435

Georgia — 0.3%
Macon, Water Authority, Ser A, RB
0.190%, 06/02/11 (A)	1,800	1,800

Illinois — 9.9%
BB&T Municipal Trust, Ser 5001, RB
0.260%, 06/06/11 (A)(B)	3,340	3,340
Bloomington, GO
0.210%, 06/06/11 (A)	1,550	1,550
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.250%, 06/02/11 (A)	5,895	5,895
Deutsche Bank Spears/Lifers Trust, Ser 321, RB, FGIC
0.170%, 06/02/11 (A)	3,730	3,730

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 400, GO, AGM
0.180%, 06/02/11 (A)	$6,385	$6,385
Deutsche Bank Spears/Lifers Trust, Ser 410, GO, FGIC
0.180%, 06/07/11 (A)	4,240	4,240
Deutsche Bank Spears/Lifers Trust, Ser 411, GO, FGIC
0.180%, 06/02/11 (A)	4,720	4,720
Deutsche Bank Spears/Lifers Trust, Ser 660, RB, NATL
0.170%, 06/06/11 (A)	2,946	2,946
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.400%, 06/01/11 (A)(B)	900	900
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.200%, 06/01/11 (A)(B)	1,000	1,000
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.200%, 06/01/11 (A)(B)	8,600	8,600
Illinois State, Finance Authority, RB
0.190%, 06/06/11 (A)	5,875	5,875
Schaumburg Village, Ser A, GO
0.230%, 06/02/11 (A)	500	500
Skokie Village, Economic Development Authority, Skokie Fashion Square Project, RB
0.570%, 06/02/11 (A)(B)	4,350	4,350
Springfield, Putters, Ser 1314, RB, MBIA
0.180%, 06/02/11 (A)	1,690	1,690

		55,721

Indiana — 8.1%
Carmel, Industrial Redevelopment Authority, Ser 1275, RB
0.230%, 06/02/11 (A)	2,140	2,140
East Porter County, School Building, Downtown Smyrna Project, Ser 144, RB, NATL
0.170%, 06/02/11 (A)	5,145	5,145
Franklin Township-Marion County, Multiple School Building, RB
2.000%, 01/10/12	1,105	1,114
Indiana State, Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.210%, 07/01/11 (A)(B)	2,275	2,275
Indiana State, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.140%, 06/01/11 (A)(B)	7,135	7,135

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Health & Educational Facilities Financing Authority, Greenwood Village South Project, Ser A, RB
0.290%, 06/02/11 (A)(B)	$9,215	$9,215
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.400%, 06/02/11 (A)(B)	3,400	3,400
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.250%, 06/02/11 (A)(B)	585	585
Indiana State, Industrial Development Finance Authority, Regional Council of Carpenters Project, RB
0.210%, 06/07/11 (A)(B)	1,030	1,030
Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.180%, 06/02/11 (A)(B)	6,600	6,600
Puttable Floating Option Tax- Exempt Receipts, Ser 660, RB, NATL
0.330%, 07/01/11 (A)	7,025	7,025

		45,664

Iowa — 0.4%
Iowa State, Finance Authority, Morningside College Project, RB
0.130%, 06/01/11 (A)(B)	2,185	2,185

		2,185

Kentucky — 2.0%
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.230%, 06/02/11 (A)	2,965	2,965
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.190%, 06/03/11 (A)(B)	8,130	8,130

		11,095

Maine — 2.6%
Maine State, Finance Authority, Hebron Academy Project, Ser A, RB
0.360%, 06/07/11 (A)(B)	14,700	14,700

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 3.5%
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.160%, 06/02/11 (A)(B)	$2,065	$2,065
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.280%, 06/02/11 (A)(B)	4,205	4,205
Massachusetts State, Development Finance Agency, Exploration School Project, RB
0.160%, 06/02/11 (A)(B)	2,750	2,750
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.180%, 06/01/11 (A)(B)	500	500
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 51, GO, AMBAC
0.170%, 06/02/11 (A)(B)	7,625	7,625
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 52, GO, FGIC
0.170%, 06/02/11 (A)(B)	2,300	2,300

		19,445

Michigan — 0.5%
Detroit City, School District, Putters, Ser 2954, GO, AGM
0.210%, 06/06/11 (A)	2,560	2,560

Minnesota — 0.6%
Austin, Industrial Development Authority, Supervalu Project, RB
0.200%, 06/01/11 (A)(B)	3,325	3,325

Missouri — 1.0%
Missouri State, Health & Educational Facilities Authority, Drury University Project, RB
0.150%, 06/01/11 (A)(B)	2,405	2,405
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.250%, 06/06/11 (A)(B)	2,000	2,000
Missouri State, Public Utilities Commission, Interim Constraint Notes, RB
2.000%, 08/01/11	1,330	1,333

		5,738

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 1.1%
Central Plains, Energy Project No. 2, RB
0.180%, 06/02/11 (A)	$1,300	$1,300
Douglas County, Hospital Authority No. 3, RB
0.190%, 06/02/11 (A)	5,030	5,030

		6,330

New Hampshire — 2.4%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.130%, 06/02/11 (A)(B)	4,900	4,900
New Hampshire State, Health & Education Facilities Authority, New London Hospital Project, RB
0.280%, 06/06/11 (A)(B)	8,615	8,615

		13,515

New Jersey — 1.7%
Borough of Cresskill, BAN
1.250%, 03/09/12	1,341	1,343
Deptford Township, Ser A, BAN
1.000%, 11/11/11	1,326	1,327
Old Bridge Township, BAN
2.000%, 04/25/12	1,600	1,605
Woodbridge Township, Board of Education, TRAN
1.750%, 02/07/12	5,080	5,106

		9,381

New York — 17.9%
Albany, Industrial Development Agency, Albany Medical Center Hospital Project, Ser A, RB
0.220%, 06/02/11 (A)(B)	975	975
Amsterdam, Enlarged City School District, BAN
1.250%, 06/30/11	6,300	6,302
Austin Trust, Variable Certificates, Ser 2008-3508, RB, AGM
0.240%, 06/02/11 (A)	6,450	6,450
Chautauqua County, Industrial Development Agency, Ser A, RB
0.180%, 06/02/11 (A)(B)	1,800	1,800
Cohoes City, School District, BAN
1.250%, 06/23/11	5,000	5,001
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.260%, 06/02/11 (A)(B)	9,665	9,665
Fulton City, School District, BAN
1.100%, 06/30/11	4,000	4,000

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nassau County, Industrial Development Agency, North Shore Hebrew Academy Project, RB
0.290%, 06/02/11 (A)(B)	$2,360	$2,360
Nassau County, Interim Finance Authority, Ser D-2, RB
0.200%, 06/01/11 (A)	5,000	5,000
Nassau Health Care, RB
3.000%, 12/01/11	2,000	2,020
New York City, Industrial Development Agency, MSMC Realty Project, RB
0.140%, 06/01/11 (A)(B)	100	100
New York City, Industrial Development Agency, United Jewish Appeal Project, Ser B, RB
0.170%, 06/01/11 (A)	200	200
New York City, Liberty Development, Ser 41TP, RB
0.170%, 06/06/11 (A)(B)	2,000	2,000
New York City, Municipal Water Finance Authority, Sub-Ser B-2, RB
0.100%, 06/02/11 (A)	100	100
New York City, Sub-Ser A-2, GO
0.200%, 06/01/11 (A)(B)	200	200
New York City, Sub-Ser J-10, GO
0.210%, 06/02/11 (A)	100	100
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.180%, 06/02/11 (A)(B)	1,900	1,900
New York State, Dormitory Authority, Ser 11663, RB
0.190%, 06/02/11 (A)	21,675	21,675
New York State, Dormitory Authority, Wagner College Project, RB
0.130%, 06/01/11 (A)(B)	6,820	6,820
New York State, Housing Finance Agency, 600 West 42nd Street Project, Ser A, RB
0.190%, 06/07/11 (A)(B)	6,800	6,800
New York State, Thruway Authority, Ser 2800, RB
0.200%, 06/01/11 (A)	6,865	6,865
New York State, Urban Development Authority, Putters, Ser 2283, RB, NATL
0.190%, 06/02/11 (A)	765	765
Plattsburgh City, School District, BAN
1.200%, 07/08/11	3,264	3,265

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rockland County, Industrial Development Agency, Shock Tech Project, RB
0.250%, 06/01/11 (A)(B)	$475	$475
St. Lawrence County, Industrial Development Agency, United Helpers Independent Leveraging Project, RB
0.300%, 06/01/11 (A)(B)	2,495	2,495
Westchester County, Board of Cooperative Educational Services, RB
1.250%, 06/30/11	3,000	3,000

		100,333

Ohio — 2.1%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.200%, 06/06/11 (A)(B)	9,000	9,000
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.210%, 06/02/11 (A)(B)	960	960
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.210%, 06/03/11 (A)(B)	2,130	2,130

		12,090

Pennsylvania — 4.0%
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.210%, 06/02/11 (A)(B)	2,595	2,595
BB&T Municipal Trust, Ser 2061, RB, FSA
0.210%, 06/02/11 (A)	20	20
Delaware Valley, Regional Finance Authority, Municipal Securities Trust Receipts, RB
0.500%, 06/07/11 (A)	5,765	5,765
Manheim Township, School District, GO, AGM
0.340%, 06/02/11 (A)	6,980	6,980
Moon Township, Industrial Development Authority, YMCA Greater Pittsburgh Project, RB
0.180%, 06/02/11 (A)(B)	220	220
Pennsylvania State, Economic Development Financing Authority, RB
0.160%, 06/01/11 (A)(B)	2,915	2,915

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Municipal Products Trust, Ser C-13, RB
0.180%, 11/01/11 (A)(B)	$4,000	$4,000

		22,495

Puerto Rico — 5.9%
Austin Trust, Variable Certificates, Ser 2008-355, RB
0.340%, 06/02/11 (A)(B)	7,745	7,745
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.170%, 06/02/11 (A)	5,000	5,000
Puerto Rico Commonwealth, Electric Power Authority, Municipal Securities Trust Receipts, Ser 36 A, RB
0.170%, 06/02/11 (A)(B)	7,300	7,300
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser A, RB
0.140%, 06/06/11 (A)(B)	1,000	1,000
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.190%, 06/02/11 (A)	10,435	10,435
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11762, RB
0.190%, 06/02/11 (A)	1,700	1,700

		33,180

South Carolina — 2.1%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.300%, 06/02/11 (A)(B)	10,365	10,365
South Carolina State, Educational Facilities Authority, Anderson College Project, RB
0.220%, 06/02/11 (A)(B)	1,285	1,285

		11,650

Texas — 5.8%
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.170%, 06/02/11 (A)	1,730	1,730
Dickinson, Independent School District, Municipal Securities Trust Receipts, Ser SGA94, GO
0.180%, 06/01/11 (A)	2,400	2,400
Gulf Coast, Industrial Development Authority, Petrounited Project, RB
0.197%, 06/02/11 (A)(B)	1,500	1,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
0.110%, 06/01/11 (A)	$10,000	$10,000
RBC Municipal Products Trust, Ser E-18, RB
0.180%, 06/02/11 (A)(B)	17,000	17,000

		32,630

Utah — 1.7%
Murray, IHC Health Services Project, Ser C, RB
0.110%, 06/02/11 (A)	9,650	9,650

Washington — 2.5%
Central Puget Sound, Regional Transit Authority, Putters, Ser 2625Z, RB, AGM
0.150%, 06/01/11 (A)	1,300	1,300
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL
0.190%, 06/06/11 (A)	12,785	12,785
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.140%, 06/01/11 (A)(B)	100	100

		14,185

Wisconsin — 5.5%
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.130%, 06/01/11 (A)(B)	1,275	1,275
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.130%, 06/01/11 (A)(B)	2,200	2,200
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.250%, 06/02/11 (A)	22,352	22,352
Wisconsin State, Public Finance Authority, Glenridge on Palmer Ranch Project, Ser B, RB
0.130%, 06/01/11 (A)(B)	5,000	5,000

		30,827

Multi-State — 8.4%
BB&T Municipal Trust, Ser 1007, RB
0.260%, 06/02/11 (A)(B)	1,845	1,845
BB&T Municipal Trust, Ser 1015, RB
0.260%, 06/06/11 (A)(B)	4,000	4,000

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BB&T Municipal Trust, Ser 1039, RB
0.260%, 06/02/11 (A)(B)	$24,280	$24,280
BB&T Municipal Trust, Ser 2008, RB
0.310%, 06/02/11 (A)(B)	7,295	7,295
BB&T Municipal Trust, Ser 2031, RB, AGM
0.200%, 06/02/11 (A)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.260%, 06/01/11 (A)(B)	8,838	8,838

		46,958

Total Municipal Bonds (Cost $576,267) ($ Thousands)		576,267

Total Investments — 102.7% (Cost $576,267) ($ Thousands)†		$576,267

Percentages are based on Net Assets of $561,373 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2011, all of the Fund’s investments are Level 2.

During the period ended May 31, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 101.6%

Alabama — 0.7%
Birmingham, Special Care Facilities Financing Authority, Benevolent Home Episcopal Project, RB
0.330%, 06/07/11 (A)(B)	$1,100	$1,100
JP Morgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.210%, 06/02/11 (B)	5,000	5,000

		6,100

Arizona — 2.7%
Pima County, Industrial Development Authority, RB
0.230%, 06/02/11 (B)	9,300	9,300
Tempe, Industrial Development Authority, Friendship Village Project, Ser C, RB
0.290%, 06/02/11 (A)(B)	13,390	13,390

		22,690

Arkansas — 0.6%
JP Morgan Chase Putters/Drivers Trust, Ser 3693Z, RB, NATL-RE FGIC
0.210%, 06/02/11 (B)	5,345	5,345

California — 7.7%
California State, Communities Development Authority, Ser 3048, RB
0.250%, 06/02/11 (B)	17,000	17,000
Deutsche Bank Spears/Lifers Trust, Ser 386, GO, FGIC
0.170%, 06/02/11 (B)	1,865	1,865
JP Morgan Chase Putters/Drivers Trust, Ser 3656Z, GO, NATL
0.230%, 06/02/11 (B)	3,500	3,500
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.230%, 06/02/11 (B)	20,160	20,160
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 48, RB, FGIC
0.170%, 06/02/11 (A)(B)	8,500	8,500
Sacramento County, Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Ser 49, RB, FGIC
0.170%, 06/07/11 (A)(B)	5,100	5,100
San Diego County, Museum of Art Project, COP
0.220%, 06/02/11 (A)(B)	1,200	1,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sequoia, Union High School District, Ser 2160, GO, AGM
0.210%, 06/02/11 (B)	$6,965	$6,965

		64,290

Colorado — 0.7%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Ser A-8, RB
0.130%, 06/01/11 (A)(B)	400	400
Colorado State, Health Facilities Authority, RB, AGM
0.180%, 06/01/11 (B)	3,715	3,715
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.190%, 06/07/11 (A)(B)	1,795	1,795

		5,910

Connecticut — 0.2%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.160%, 06/01/11 (A)(B)	1,975	1,975

Delaware — 0.4%
New Castle County, University Courtyard Apartments Project, RB
0.180%, 06/02/11 (A)(B)	3,245	3,245

Florida — 6.8%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.130%, 06/01/11 (A)(B)	3,040	3,040
BB&T Municipal Trust, Ser 1034, RB
0.260%, 06/01/11 (A)(B)	11,765	11,765
Deutsche Bank Spears/Lifers Trust, Ser 492, RB, AMBAC
0.170%, 06/02/11 (B)	2,335	2,335
Deutsche Bank Spears/Lifers Trust, Ser 530, COP, FGIC
0.170%, 06/02/11 (B)	16,195	16,195
Deutsche Bank Spears/Lifers Trust, Ser 538, RB, AMBAC
0.170%, 06/02/11 (B)	2,210	2,210
Deutsche Bank Spears/Lifers Trust, Ser 553, COP, FGIC
0.170%, 06/02/11 (B)	2,890	2,890
Florida Development Finance, Center Court Properties Project, RB
0.240%, 06/02/11 (A)(B)	700	700

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Board of Education, Municipal Securities Trust Receipts, Ser 138, GO, NATL
0.250%, 06/01/11 (B)	$2,690	$2,690
JP Morgan Chase Putters, Ser 3617, RB
0.210%, 06/01/11 (B)	2,225	2,225
JP Morgan Chase Putters/Drivers Trust, Ser 3359, RB, NATL-RE FGIC
0.210%, 06/02/11 (B)	4,590	4,590
Palm Beach County, Henry Morrison Flagler Project, RB
0.200%, 06/02/11 (A)(B)	4,175	4,175
Palm Beach County, Public Improvement Authority, Spears, Ser 184, RB, AMBAC
0.170%, 06/02/11 (B)	3,975	3,975

		56,790

Georgia — 4.2%
Catoosa County, Industrial Development Authority, Galaxy Carpet Project, RB
0.250%, 06/02/11 (A)(B)	6,500	6,500
Macon, Water Authority, Ser A, RB
0.190%, 06/02/11 (B)	1,725	1,725
Main Street Natural Gas, Ser A, RB
0.180%, 06/02/11 (B)	23,700	23,700
Middle Coastal, Unified Development Authority, YMCA Coastal Project, RB
0.220%, 06/02/11 (A)(B)	3,015	3,015

		34,940

Idaho — 0.2%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.280%, 06/02/11 (A)(B)	1,395	1,395

Illinois — 5.4%
Chicago, Housing Authority, Putters, Ser 2933Z, RB, AGM
0.210%, 06/02/11 (B)	4,960	4,960
Chicago, Municipal Securities Trust Receipts, Ser 56 A, GO, FGIC
0.170%, 06/02/11 (A)(B)	3,275	3,275
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.250%, 06/02/11 (B)	2,200	2,200
Chicago, Wastewater Transmission, Second Lien, Sub-Ser C-1, RB
0.110%, 06/01/11 (A)(B)	4,100	4,100

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 321, RB, FGIC
0.170%, 06/02/11 (B)	$6,445	$6,445
Deutsche Bank Spears/Lifers Trust, Ser 534, RB, AMBAC
0.170%, 06/02/11 (B)	2,280	2,280
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, AGM
0.170%, 06/06/11 (B)	1,600	1,600
Illinois State, Finance Authority, Glenkirk Project, RB
0.230%, 06/02/11 (A)(B)	1,575	1,575
Illinois State, Finance Authority, RB
0.190%, 06/06/11 (B)	4,325	4,325
JP Morgan Chase Putters/Drivers Trust, Ser 3721, RB
0.310%, 06/02/11 (B)	7,035	7,035
Regional Transportation Authority, Municipal Securities Trust Receipts, Ser 55 A, RB, FGIC
0.170%, 06/02/11 (A)(B)	4,835	4,835
Village of Peoria Heights, Christian School Project, RB
0.210%, 06/03/11 (A)(B)	2,140	2,140

		44,770

Indiana — 3.2%
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.180%, 06/02/11 (A)(B)	1,700	1,700
Indiana State, Development Finance Authority, Lutheran Project, RB
0.180%, 06/02/11 (A)(B)	3,635	3,635
Indiana State, Finance Authority, Floyd Memorial Hospital Project, RB
0.140%, 06/01/11 (A)(B)	1,045	1,045
Indianapolis, Industrial Development Authority, Joint & Clutch Apprenticeship Project, RB
0.210%, 07/01/11 (A)(B)	1,100	1,100
Indianapolis, Industrial Development Authority, Joint & Clutch Service Project, RB
1.391%, 06/02/11	1,000	1,000
JP Morgan Chase Putters/Drivers Trust, Ser 3639Z, RB, AGM
0.210%, 06/07/11 (B)	1,625	1,625
Puttable Floating Option Tax- Exempt Receipts, Ser 661, RB, NATL
0.330%, 06/06/11 (B)	2,165	2,165

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puttable Floating Option Tax-Exempt Receipts, Ser 662, RB, NATL
0.330%, 06/06/11 (B)	$10,000	$10,000
Puttable Floating Option Tax-Exempt Receipts, Ser 663, RB, NATL
0.330%, 06/07/11 (B)	3,955	3,955

		26,225

Iowa — 2.3%
Iowa State, Finance Authority, Graceland University Project, RB
0.197%, 06/02/11 (A)(B)	2,780	2,780
Iowa State, Finance Authority, PAHC Project, RB
0.240%, 06/06/11 (A)(B)	6,020	6,020
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.140%, 06/01/11 (A)(B)	5,340	5,340
Iowa State, Higher Education Loan Authority, Private College, University Dubuque Project, RB
0.140%, 06/01/11 (A)(B)	500	500
Mason City, Industrial Development Authority, Supervalu Project, RB
0.200%, 06/01/11 (A)(B)	4,625	4,625

		19,265

Kansas — 0.2%
University of Kansas, Hospital Authority, Health Systems Project, RB
0.130%, 06/01/11 (A)(B)	1,945	1,945

Kentucky — 1.1%
Daviess County, Wendell Fosters Campus Project, RB
0.210%, 06/01/11 (A)(B)	2,600	2,600
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.230%, 06/02/11 (B)	2,360	2,360
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.210%, 06/01/11 (A)(B)	3,900	3,900

		8,860

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana — 0.2%
Louisiana State, Public Facilities Authority, St. Martin’s Episcopal School Project, RB
0.600%, 06/02/11 (A)(B)	$1,270	$1,270

Massachusetts — 4.5%
JP Morgan Chase Putters/Drivers Trust, Ser 3691, RB, AMBAC
0.190%, 06/02/11 (B)	1,425	1,425
JP Morgan Chase Putters/Drivers Trust, Ser 3699, GO, AMBAC
0.190%, 06/02/11 (B)	4,400	4,400
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.280%, 06/01/11 (A)(B)	12,595	12,595
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.160%, 06/02/11 (A)(B)	3,760	3,760
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.280%, 06/02/11 (A)(B)	5,605	5,605
Massachusetts State, Development Finance Agency, Marino Foundation Project, RB
0.310%, 06/02/11 (A)(B)	1,395	1,395
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.180%, 06/01/11 (A)(B)	1,500	1,500
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 52, GO, FGIC
0.170%, 06/02/11 (A)(B)	1,950	1,950
University of Massachusetts, Building Authority, Ser 4, RB
0.160%, 06/06/11 (B)	5,000	5,000

		37,630

Michigan — 2.1%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.140%, 06/01/11 (B)	4,330	4,330
Michigan State, Strategic Fund, Consumers Energy Project, RB
0.160%, 06/07/11 (A)(B)	10,000	10,000
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.210%, 06/03/11 (A)(B)	3,300	3,300

		17,630

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 2.9%
Blaine, Industrial Development Authority, Supervalu Project, RB
0.200%, 06/01/11 (A)(B)	$2,255	$2,255
Bloomington, Commercial Development Authority, ATS II Project, RB
0.180%, 06/02/11 (A)(B)	330	330
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.240%, 06/01/11 (A)(B)	1,075	1,075
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.130%, 06/01/11 (A)(B)	5,833	5,833
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.130%, 06/01/11 (A)(B)	855	855
Minnesota State, Rural Water Finance Authority, Ser B, RB
1.250%, 06/01/11	4,100	4,100
Minnesota State,Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.180%, 06/01/11 (A)(B)	5,000	5,000
Woodbury, Saint Ambrose Project, RB
0.330%, 06/01/11 (A)(B)	4,200	4,200

		23,648

Mississippi — 0.3%
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
0.650%, 06/01/11 (A)(B)	2,500	2,500

Missouri — 0.4%
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.130%, 06/01/11 (A)(B)	200	200
Missouri State, Health & Educational Facilities Authority, Drury College Project, RB
0.150%, 06/01/11 (A)(B)	775	775
Missouri State, Public Utilities Commission, Interim Constraint Notes, RB
2.000%, 08/01/11	2,000	2,004

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.210%, 06/02/11 (A)(B)	$100	$100

		3,079

Nebraska — 2.4%
Central Plains, Energy Project No. 2, RB
0.180%, 06/02/11 (B)	17,015	17,015
Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.200%, 06/01/11 (A)(B)	2,800	2,800

		19,815

Nevada — 1.0%
Washoe County, Economic Development Authority, Sierra Nevada College Project, RB
0.180%, 06/03/11 (B)	8,040	8,040

New Hampshire — 1.8%
New Hampshire State, Health & Education Facilities Authority, Ser 11819, RB
0.190%, 06/02/11 (B)	14,750	14,750

New Jersey — 2.7%
Borough of Cresskill, BAN
1.250%, 03/09/12	2,000	2,004
Borough of Maywood, TRAN
2.000%, 03/16/12	3,367	3,373
Deptford Township, Ser A, BAN
1.000%, 11/11/11	3,000	3,002
New Jersey State, Economic Development Authority, Jewish Community Center Project, RB
0.320%, 06/01/11 (A)(B)	4,635	4,635
Woodbridge Township, Board of Education, TRAN
1.750%, 02/07/12	9,000	9,046

		22,060

New Mexico — 0.0%
New Mexico State, Finance Authority, Sub-Ser A-2, RB
0.190%, 06/02/11 (A)(B)	100	100

New York — 12.5%
Amsterdam, Enlarged City School District, BAN
1.250%, 06/30/11	8,700	8,703

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chautauqua County, Industrial Development Agency, Ser A, RB
0.180%, 06/02/11 (A)(B)	$500	$500
Cohoes City, School District, BAN
1.250%, 06/23/11	6,260	6,261
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.260%, 06/02/11 (A)(B)	3,500	3,500
Fulton City, School District, BAN
1.100%, 06/30/11	5,695	5,695
JP Morgan Chase Putters/Drivers Trust, Ser 3541Z, RB, NATL-RE FGIC
0.190%, 06/02/11 (B)	4,995	4,995
Lackawanna City, School District, BAN
1.100%, 06/15/11	6,225	6,225
Nassau County, Industrial Development Agency, North Shore Hebrew Academy Project, RB
0.290%, 06/02/11 (A)(B)	22,090	22,090
Nassau Health Care, RB
3.000%, 12/01/11	4,400	4,444
New York City, Sub-Ser A-4, GO
0.170%, 06/01/11 (A)(B)	1,295	1,295
New York State, Dormitory Authority, Ser 11559, RB
0.190%, 06/02/11 (B)	3,500	3,500
New York State, Dormitory Authority, Ser 11663, RB
0.190%, 06/02/11 (B)	8,000	8,000
New York State, Dormitory Authority, Ser A, RB
0.140%, 06/07/11 (B)	100	100
New York State, Thruway Authority, Ser 2800, RB
0.200%, 06/01/11 (B)	8,000	8,000
Plattsburgh City, School District, BAN
1.200%, 07/08/11	3,800	3,801
Sales Tax Asset Receivable, Putters, Ser 599, RB, NATL
0.190%, 06/02/11 (B)	3,080	3,080
Southeast New York, BAN
1.250%, 10/14/11	4,600	4,608
Triborough Bridge & Tunnel Authority, Municipal Securities Trust Receipts, Ser 54 A, RB, FGIC
0.170%, 06/02/11 (A)(B)	3,830	3,830
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
0.260%, 06/06/11 (B)	300	300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Westchester County, Board of Cooperative Educational Services, RB
1.250%, 06/30/11	$5,000	$5,001

		103,928

North Carolina — 5.4%
BB&T Municipal Trust, Ser 1021, RB
0.260%, 06/02/11 (A)(B)	8,400	8,400
BB&T Municipal Trust, Ser 1024, RB
0.260%, 06/02/11 (A)(B)	4,800	4,800
BB&T Municipal Trust, Ser 1025, RB
0.260%, 06/06/11 (A)(B)	10,795	10,795
BB&T Municipal Trust, Ser 1027, RB
0.260%, 06/06/11 (A)(B)	6,490	6,490
BB&T Municipal Trust, Ser 1037, RB
0.330%, 06/02/11 (A)(B)	5,960	5,960
North Carolina State, Educational Facilities Finance Agency, Wingate University Project, RB
0.200%, 06/02/11 (A)(B)	8,420	8,420
North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.210%, 06/06/11 (A)(B)	125	125

		44,990

Ohio — 2.3%
Cuyahoga County, Cleveland Clinic Project, Sub-Ser B1, RB
0.120%, 06/01/11 (B)	100	100
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.200%, 06/06/11 (A)(B)	5,365	5,365
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.210%, 06/02/11 (A)(B)	2,915	2,915
Ohio State University, Ser B, RB
0.150%, 06/01/11 (B)	100	100
Summit County, Port Authority, Barberton YMCA Project, RB
0.200%, 06/06/11 (A)(B)	2,770	2,770
University of Toledo, Municipal Securities Trust Receipts, Ser SGA 125, RB, FGIC
0.190%, 06/01/11 (B)	7,700	7,700

		18,950

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 2.6%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.180%, 06/02/11 (A)(B)	$1,100	$1,100
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.210%, 06/02/11 (A)(B)	1,490	1,490
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.180%, 06/02/11 (A)(B)	3,400	3,400
RBC Municipal Products Trust, Ser E-12, RB
0.180%, 06/06/11 (A)(B)	4,000	4,000
RBC Municipal Products Trust, Ser E-16, RB
0.180%, 06/06/11 (A)(B)	10,000	10,000
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.170%, 06/02/11 (A)(B)	1,920	1,920

		21,910

Puerto Rico — 5.1%
Austin Trust, Variable Certificates, Ser 2008-355, RB
0.340%, 06/02/11 (A)(B)	8,345	8,345
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.170%, 06/02/11 (B)	1,565	1,565
Puerto Rico Commonwealth, Electric Power Authority, Municipal Securities Trust Receipts, Ser 36 A, RB
0.170%, 06/02/11 (A)(B)	8,160	8,160
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.190%, 06/02/11 (B)	22,800	22,800
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11762, RB
0.190%, 06/02/11 (B)	1,300	1,300

		42,170

Rhode Island — 0.7%
Rhode Island State, Health & Educational Building Authority, Jewish Seniors Agency Project, RB
0.286%, 06/03/11 (A)(B)	5,605	5,605

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina — 1.2%
BB&T Municipal Trust, Ser 1013, COP
0.260%, 06/02/11 (A)(B)	$500	$500
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.300%, 06/02/11 (A)(B)	4,600	4,600
South Carolina State, Public Service Authority, Putters, Ser 1203, RB, AMBAC
0.210%, 06/02/11 (B)	4,800	4,800

		9,900

South Dakota — 0.5%
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.200%, 06/01/11 (A)(B)	3,900	3,900

Texas — 3.6%
Deutsche Bank Spears/Lifers Trust, Ser 514, GO
0.170%, 06/02/11 (B)	7,405	7,405
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.170%, 06/02/11 (B)	3,575	3,575
Deutsche Bank Spears/Lifers Trust, Ser 548, RB, FGIC
0.170%, 06/02/11 (B)	3,905	3,905
Eclipse Funding Trust, Solar Eclipse, El Paso, Ser 2006-0071, GO
0.170%, 06/02/11 (A)(B)	3,900	3,900
McKinney, Independent School District, Floaters, Ser 26TP, GO
0.170%, 06/02/11 (B)	9,935	9,935
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.210%, 06/01/11 (A)(B)	1,000	1,000

		29,720

Utah — 1.7%
Lehi City, Electric Utility Revenue Authority, RB
0.230%, 06/02/11 (A)(B)	7,100	7,100
West Valley, Industrial Development Authority, Johnson Matthey Project, RB
0.140%, 06/01/11 (A)(B)	7,050	7,050

		14,150

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington — 1.4%
Central Puget Sound, Regional Transit Authority, Putters, Ser 2625Z, RB, AGM
0.150%, 06/01/11 (B)	$100	$100
Eclipse Funding Trust, RB
0.130%, 06/01/11 (A)(B)	3,100	3,100
University of Washington, Floaters, Ser 3005, RB
0.120%, 06/02/11 (B)	900	900
Washington State, Health Care Facilities Authority, Ser 11723, RB
0.330%, 06/02/11 (B)	7,310	7,310
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.140%, 06/01/11 (A)(B)	400	400

		11,810

West Virginia — 1.7%
Cabell County, Building Commission, Pressley Ridge Schools Project, RB
0.210%, 06/02/11 (A)(B)	1,440	1,440
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.300%, 06/02/11 (A)(B)	4,070	4,070
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.300%, 06/06/11 (A)(B)	3,500	3,500
Putnam County, Industrial Development Authority, FMC Project, RB
0.300%, 06/02/11 (A)(B)	5,300	5,300

		14,310

Wisconsin — 6.0%
Wisconsin State, Health & Educational Facilities Authority, Edgewood College Project, RB
0.130%, 06/01/11 (A)(B)	3,330	3,330
Wisconsin State, Health & Educational Facilities Authority, Lutheran College Project, RB
0.130%, 06/01/11 (A)(B)	300	300
Wisconsin State, Health & Educational Facilities Authority, Madison Family Medicine Project, RB
0.400%, 06/02/11 (A)(B)	3,565	3,565

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.250%, 06/02/11 (B)	$19,204	$19,204
Wisconsin State, Health & Educational Facilities Authority, Ser 2187, RB
0.250%, 06/02/11 (B)	1,579	1,578
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.130%, 06/02/11 (A)(B)	6,585	6,585
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.300%, 06/02/11 (B)	7,075	7,075
Wisconsin State, Public Finance Authority, Glenridge on Palmer Ranch Project, Ser C, RB
0.130%, 06/01/11 (A)(B)	7,000	7,000
Wisconsin State, Public Power Authority, Putters, Ser 1232, RB
0.260%, 06/02/11 (B)	1,115	1,115

		49,752

Multi-State — 2.2%
BB&T Municipal Trust, Ser 1007, RB
0.260%, 06/02/11 (A)(B)	2,665	2,665
BB&T Municipal Trust, Ser 1010, RB
0.210%, 06/02/11 (A)(B)	2,825	2,825
BB&T Municipal Trust, Ser 1012, RB
0.260%, 06/02/11 (A)(B)	6,975	6,975
BB&T Municipal Trust, Ser 1039, RB
0.260%, 06/02/11 (A)(B)	3,220	3,220
BB&T Municipal Trust, Ser 2031, RB, AGM
0.200%, 06/02/11 (B)	1,000	1,000
BB&T Municipal Trust, Ser 2036, RB
0.180%, 06/02/11 (B)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.260%, 06/01/11 (A)(B)	1,062	1,062

		18,447

Total Municipal Bonds (Cost $843,809) ($ Thousands)		843,809

Total Investments — 101.6% (Cost $843,809) ($ Thousands)†		$843,809

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2011

Percentages are based on Net Assets of $830,122 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2011, all of the Fund’s investments are Level 2.

During the period ended May 31, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.4%

Alabama — 1.0%
Alabama State, Public School & College Authority, Capital Improvement Project, Ser B, RB
Callable 05/01/13 @ 103
5.000%, 05/01/14	$5,000	$5,575
Mobile, Industrial Development Board of Pollution, Barry Power Project, Ser B, RB
4.875%, 06/01/34 (A)	3,500	3,729

		9,304

Alaska — 1.6%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, AGM
6.000%, 07/01/14	2,920	3,270
Alaska State, Housing Finance Authority, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,205
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	3,864
Alaska State, International Airport Authority, Ser A, AMT, RB, NATL
5.000%, 10/01/12	2,000	2,096

		14,435

Arizona — 3.6%
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB
Callable 01/01/13 @ 100
5.000%, 01/01/25	4,000	4,106
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	4,858
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,769
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/43 (A)	3,690	3,646
Phoenix, Civic Improvement, Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,645

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Phoenix, Civic Improvement, Junior Lien, Ser Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	$2,000	$2,208
Pima County, Industrial Development Authority, Ser A, RB
5.125%, 07/01/15	1,105	1,102
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,160
Pima County, Unified School District, GO, AGM
Callable 07/01/12 @ 100
4.750%, 07/01/14	1,025	1,062
Pima County, Unified School District, GO, AGM
Pre-Refunded @ 100
4.750%, 07/01/12 (B)	1,975	2,070
Salt River Project, Agricultural Improvement & Power District, Ser A, RB
Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,505
Scottsdale, Industrial Development Authority, Scottsdale Health Care Project, Ser A, RB
Callable 09/01/18 @ 100
5.000%, 09/01/19	3,820	3,999

		33,130

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Mortgage- Backed Securities Program, Ser A, RB
Callable 07/05/11 @ 100
4.700%, 07/01/16	105	105
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,781
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,781

		3,667

California — 11.4%
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,790
California State, Communities Development Authority, RB
5.000%, 06/15/13	1,665	1,781

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	$4,000	$4,701
California State, GO
Callable 10/01/11 @ 100
6.250%, 10/01/19	480	487
California State, GO
Callable 12/01/11 @ 100
5.250%, 06/01/12	690	706
California State, GO
Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,657
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	8,130	9,112
California State, GO
5.000%, 03/01/17	2,675	3,077
5.000%, 10/01/18	3,000	3,422
California State, Health Facilities Financing Authority, Ser B, RB
Callable 08/15/20 @ 100
5.250%, 08/15/23	1,535	1,616
California State, Municipal Finance Authority, Community Hospitals Project, RB
Callable 02/01/19 @ 100
5.250%, 02/01/24	920	870
California State, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,003
5.000%, 07/01/20	5,000	5,716
Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,209
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/20/11 @ 100
5.000%, 06/01/20	1,000	1,000
Golden State, Tobacco Securitization Project, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	2,000	1,531
Golden State, Tobacco Securitization Project, Ser A-1, RB
Pre-Refunded @ 100
6.750%, 06/01/13 (B)	1,500	1,681
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,144
5.250%, 11/01/20	1,000	1,127

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Irvine, Assessment District No. 05- 21, Ser A, SAB
Callable 07/01/11 @ 100
0.130%, 09/02/31 (A)(C)	$1,300	$1,300
Kings River, Conservation District, Peaking Project, COP
5.000%, 05/01/12	2,300	2,358
Lammersville, School District No. 2002, Mountain House Project, SAB
Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	819
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,518
Los Angeles, Unified School District, Election 1997 Project, Ser F, GO, FGIC
Callable 07/01/13 @ 100
5.000%, 07/01/21	1,875	1,952
Los Angeles, Wastewater Authority, Sub-Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,241
Northern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 06/01/15 @ 100
4.750%, 06/01/23	820	718
Roseville Westpark, Community Facilities District No. 1, SAB
Callable 09/01/11 @ 103
5.200%, 09/01/26	1,000	882
Sacramento County, Airport Systems Project, Sub-Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,398
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,405
San Francisco City & County, Airports Commission, AMT, RB
5.250%, 05/01/18	3,500	3,797
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,673
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,377

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/23	$2,000	$2,217
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,422
University of California, Ser A, RB, AMBAC
5.000%, 05/15/13	5,500	5,926
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,433
Upland, San Antonio Community Hospital Project, COP
Callable 01/01/21 @ 100
6.000%, 01/01/26	3,265	3,341
Vernon, Electrical Systems Revenue Authority, Ser A, RB
Callable 08/01/19 @ 100
5.125%, 08/01/21	2,980	3,096

		104,503

Colorado — 0.8%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Ser A-8, RB
Callable 07/01/11 @ 100
0.130%, 09/01/35 (A)(C)	1,600	1,600
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,259
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Sub-Ser C, RB
Callable 08/01/11 @ 102
4.875%, 08/01/13	65	65
Denver, Department of Aviation, Ser A, AMT, RB
5.500%, 11/15/19	2,500	2,752

		7,676

Connecticut — 1.3%
Connecticut State, Economic Recovery Authority, Ser A, GO
5.000%, 01/01/16	3,500	4,062
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A-1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,845

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut State, Second Lien, Ser 1, SAB
5.000%, 02/01/16	$3,000	$3,461
Connecticut State, Transportation Infrastructure Authority, Ser B, SAB
6.125%, 09/01/12	755	783

		12,151

Delaware — 0.5%
Delaware Transportation Authority, Ser A, RB
5.000%, 07/01/17	3,500	4,146

Florida — 9.2%
Broward County, Airport System Authority, Ser L, RB, AMBAC
Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,802
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,591
Citizens Property Insurance, Secured High Risk Account, Ser A, RB, NATL
5.000%, 03/01/14	2,500	2,633
Citizens Property Insurance, Secured High Risk Account, Ser A-1, RB
6.000%, 06/01/16	5,000	5,534
5.500%, 06/01/17	2,000	2,171
5.250%, 06/01/17	2,815	3,013
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,902
Florida State, Division of Bond Finance, Environmental Protection Preservation Project, Ser A, RB, AGM
6.000%, 07/01/13	3,490	3,825
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,501
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	5,933
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	3,839
Florida State, Ser A, GO
5.000%, 07/01/20	1,500	1,759

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Ser D, GO
Callable 06/01/15 @ 101
5.000%, 06/01/17	$3,000	$3,370
Florida State, Water Pollution Control Financing Authority, Ser A, RB
Callable 01/15/19 @ 100
5.000%, 01/15/25	3,000	3,255
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,506
Hillsborough County, SAB, NATL- RE FGIC
5.000%, 03/01/16	3,375	3,665
Hillsborough County, School Board, COP, NATL
5.000%, 07/01/16	1,290	1,436
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,169
Lakeland, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,820
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 04/01/14 (B)	4,500	5,012
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,245
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,511
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,864
Orlando, Utilities Commission, Ser C, RB
5.000%, 10/01/14	2,100	2,359
Palm Beach County, Solid Waste Authority, RB, AMBAC
5.000%, 10/01/11	3,000	3,041
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,636

		84,392

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia — 2.0%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100
6.000%, 11/01/21	$5,000	$5,793
6.000%, 11/01/25	1,950	2,159
Georgia State, Housing & Finance Authority, Single-Family Mortgage Project, Sub-Ser B-4, AMT, RB
Callable 07/05/11 @ 100
5.250%, 06/01/20	2,315	2,403
Georgia State, Municipal Electric Power Authority, Ser V, RB, NATL
6.500%, 01/01/12	955	986
Gwinnett County, Development Authority, Public Schools Project, COP, NATL
Pre-Refunded @ 100
5.250%, 01/01/14 (B)	2,000	2,232
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/18 (B)	3,080	3,677
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	1,155	1,107

		18,357

Guam — 0.1%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	750	751

Hawaii — 0.4%
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,106
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,826

		3,932

Idaho — 0.0%
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB
Callable 07/05/11 @ 100
5.600%, 01/01/21	105	106

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 4.7%
Chicago, Airport Authority, O’Hare International Airport Project, Second Lien, AMT, RB, AMBAC
Callable 07/05/11 @ 100
5.500%, 01/01/12	$5,000	$5,043
Chicago, Airport Authority, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,769
Chicago, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 01/01/14 (B)	2,590	2,873
Chicago, Ser A, GO, AGM
Callable 01/01/15 @ 100
5.000%, 01/01/17	2,500	2,654
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,181
Illinois State, GO
Callable 01/01/20 @ 100
5.000%, 01/01/22	3,500	3,623
5.000%, 01/01/24	1,000	1,005
Illinois State, GO
5.000%, 01/01/17	3,000	3,274
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.500%, 06/01/23	1,975	1,895
Illinois State, Railsplitter Tobacco Settlement Authority, RB
6.250%, 06/01/24	3,500	3,572
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,276
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	2,993
Illinois State, Ser B, GO
5.000%, 01/01/13	5,000	5,217
Illinois State, Toll Highway Authority, Ser A-1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,347
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,391

		43,113

Indiana — 1.8%
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Office Building Commission, State Office Building II Facilities Project, Ser D, RB
6.900%, 07/01/11	$1,105	$1,110
Indiana University, Student Fee Project, Ser S, RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,319
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,167
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,523
Indianapolis, Thermal Energy Systems Project, Ser A, RB, NATL
Pre-Refunded @ 101
5.500%, 10/01/12 (B)	2,860	2,938
Whiting, BP Products North America Project, RB
5.000%, 01/01/16	525	571

		16,128

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,453

Kansas — 0.3%
Wyandotte County, Kansas City Unified Government, Legends Village West Project, RB
Callable 10/01/16 @ 100
4.875%, 10/01/28	1,450	1,056
Wyandotte County, Kansas City Unified Government, Sub-Ser, RB
6.370%, 06/01/21 (D)	3,490	1,990

		3,046

Louisiana — 0.5%
Louisiana State, Citizens Property Insurance, Ser C-2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	2,400	2,810
New Orleans, Aviation Board, Ser B-2, AMT, RB, AGM
5.000%, 01/01/13	1,735	1,812

		4,622

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 2.6%
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	$1,335	$1,458
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	1,990	1,942
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,548
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	2,770
Maryland State, GO
5.000%, 03/01/18	3,500	4,181
Maryland State, State & Local Facilities Loan, Ser 2, GO
5.000%, 08/01/16	3,925	4,652
Maryland State, State & Local Facilities Loan, Ser C, GO
5.000%, 11/01/17	1,725	2,067
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	5,052

		23,670

Massachusetts — 3.6%
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	320	332
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/22	3,000	3,528
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	2,760
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,652

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	$2,395	$2,600
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,785
Massachusetts State, Ser A, GO
5.250%, 08/01/13	3,235	3,558
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,641
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,211
5.000%, 08/01/16	2,250	2,665
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/15	2,895	3,339

		33,071

Michigan — 1.7%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C-1, RB
Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,545
Michigan State, Environmental Protection Program, GO
6.250%, 11/01/12	1,590	1,620
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,281
Michigan State, Strategic Fund, Dow Chemical Project, Ser B-2, RB
6.250%, 06/01/14	3,000	3,311
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL-RE FGIC
Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,469
Wayne County, Airport Authority, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,655

		15,881

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 1.6%
Minneapolis & Saint Paul, Allina Health Systems Project, Ser B-2, RB
Callable 06/02/11 @ 100
0.108%, 11/15/35 (A)(C)	$400	$400
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,615
Minnesota State, Municipal Power Agency, RB
Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,071
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,675
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,740
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,983

		14,484

Missouri — 1.0%
Missouri State, Highway & Transportation Commission, Second Lien, RB
Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,569
5.250%, 05/01/23	1,290	1,449
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,189
St. Louis, Airport Authority, Lamber International Airport Project, Ser A-1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,623

		8,830

Nevada — 0.7%
Clark County, Airport Authority, Ser D, RB
Callable 01/01/20 @ 100
5.000%, 07/01/23	2,250	2,380
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	2,915

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Henderson, Local Improvement Districts, Ser T-18, SAB
Callable 09/01/11 @ 103
5.300%, 09/01/35	$1,985	$1,025

		6,320

New Jersey — 4.7%
New Jersey State, Economic Development Authority, Cigarette Tax, RB, FGIC
5.000%, 06/15/11	3,000	3,004
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,382
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,494
New Jersey State, Economic Development Authority, Ser EE, RB
5.000%, 09/01/18	3,500	3,836
New Jersey State, Economic Development Authority, Ser EE, RB
Callable 03/01/21 @ 100
5.250%, 09/01/23	5,000	5,305
New Jersey State, Economic Development Authority, Ser GG, RB
Callable 03/01/21 @ 100
5.750%, 09/01/23	2,500	2,750
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,719
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	2,595	2,749
5.000%, 01/01/18	3,525	3,710
New Jersey State, Ser N, GO, NATL-RE FGIC
5.500%, 07/15/18	5,000	5,933
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.250%, 12/15/20	7,250	7,956

		42,838

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico — 1.1%
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/11	$360	$363
5.000%, 09/01/13	2,415	2,575
New Mexico State, Ser A, RB
5.000%, 07/01/15	4,270	4,912
New Mexico State, Ser B, RB
5.000%, 07/01/13	2,215	2,413

		10,263

New York — 9.8%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	3,584
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,305
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,282
New York & New Jersey, Port Authority, RB
Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,677
New York & New Jersey, Port Authority, Ser 131, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,672
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,849
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,022
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,159
New York City, Municipal Water Finance Authority, Ser B, RB, AGM
Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,343
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC
Callable 12/15/14 @ 100
5.000%, 06/15/21	1,385	1,508

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser B, GO
5.000%, 08/01/17	$2,000	$2,320
New York City, Ser C, GO
Callable 06/02/11 @ 100
0.100%, 10/01/23 (A)(C)	300	300
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	5,625	6,296
5.000%, 08/01/22	2,000	2,243
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,374
New York City, Sub-Ser A-10, GO
0.130%, 08/01/17 (A)(C)	600	600
New York City, Sub-Ser H-1, GO
Callable 06/02/11 @ 100
0.750%, 01/01/36 (A)(C)	1,800	1,800
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB
Callable 11/01/11 @ 100
5.500%, 11/01/26 (A)(E)	3,250	3,317
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser B, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,234
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,573
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	4,275	4,605
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, NATL
5.500%, 05/15/13	4,000	4,211
New York State, Environmental Facilities Authority, Ser 2, RB
5.750%, 06/15/12	190	201
New York State, Environmental Facilities Authority, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,789
New York State, Environmental Facilities Authority, Ser K, RB
5.500%, 06/15/15	1,500	1,763
New York State, Local Government Assistance, Sub-Ser 2003A-5/6, RB
5.000%, 04/01/17	2,000	2,346
5.000%, 04/01/18	5,000	5,886

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Tobacco Settlement Authority, RB
Callable 06/01/13 @ 100
5.500%, 06/01/20	$1,615	$1,710
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,366
Triborough Bridge & Tunnel Authority, Sub-Ser B-1, RB
Callable 11/15/13 @ 100
5.000%, 11/15/25 (A)	5,000	5,469
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,545
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,691

		90,040

North Carolina — 0.2%
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,041

Ohio — 3.3%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,085
Kent State, University Revenues, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,741
Lakewood, Hospital Improvement Authority, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	2,500	2,625
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	2,755
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,005
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,811

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	$1,580	$1,732
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,281
Ohio State, GO
6.100%, 08/01/12	2,000	2,133
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,207
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,105
Ohio State, Water Development Authority, Ser A, RB
Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,107

		30,587

Oklahoma — 0.9%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	7,500	8,417

Oregon — 0.8%
Oregon State, Department of Administrative Services, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,326
Oregon State, Ser J, GO
Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,486
5.000%, 05/01/26	1,545	1,720

		7,532

Pennsylvania — 7.7%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,390	1,498
Allegheny County, Port Authority, RB
Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,282

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	$2,935	$3,073
Butler County, Hospital Authority, Butler Health Systems Project, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,644
Cumberland County, Municipal Authority, Diakon Lutheran Project, RB
6.250%, 01/01/24	1,500	1,553
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
5.250%, 08/15/30	1,445	1,255
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,360
5.500%, 07/01/12	5,925	6,164
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,079
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,652
Montgomery County, Ser A, GO
Callable 07/01/11 @ 100
0.108%, 08/15/24 (A)	1,000	1,000
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	1,849
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	4,000	4,009
Pennsylvania State, Economic Development Financing Authority, Exelon Generation Project, Ser A, RB
Callable 06/01/12 @ 100
5.000%, 12/01/42 (A)	905	931
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,777
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	5,061

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	$3,120	$3,680
Pennsylvania State, Higher Educational Facilties Authority, Drexel University Project, Ser A, RB
Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	2,861
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,847
Pennsylvania State, Ser 2, GO
5.500%, 01/01/14	2,500	2,792
Philadelphia, School District, Ser A, GO
5.000%, 06/01/14	4,315	4,648
Philadelphia, School District, Ser E, GO
5.000%, 09/01/18	1,785	1,958
Philadelphia, Water & Wastewater Authority, Ser A, RB
5.000%, 06/15/15	3,650	4,065
Sayre, Health Care Facilities Authority, Guthrie Health Project, Ser A, RB
6.000%, 12/01/11	3,420	3,481
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,324

		70,843

Puerto Rico — 5.9%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,677
Puerto Rico Commonwealth, Government Development Board, RB, NATL
Callable 12/01/12 @ 101
4.750%, 12/01/15	3,035	3,119
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	3,000	3,056
5.000%, 12/01/13	1,000	1,060

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser C, AMT, RB
5.250%, 01/01/15	$1,725	$1,779
Puerto Rico Commonwealth, Higher Education Authority, University of Puerto Rico Project, Ser Q, RB
Callable 06/01/16 @ 100
5.000%, 06/01/21	3,765	3,767
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,146
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, Sub-Ser, RB
5.500%, 12/01/15	4,370	4,887
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	1,995	2,067
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (F)	5	5
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB
Callable 07/01/12 @ 100
5.000%, 07/01/28 (A)	2,000	2,054
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB
Callable 02/01/12 @ 100
5.750%, 08/01/27 (A)(C)	3,000	3,058
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/13 @ 100
5.250%, 07/01/22	4,725	4,746
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,359
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (B)	1,235	1,483
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/12 @ 100
5.000%, 07/01/30 (A)	1,500	1,540
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	6,917

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/14 @ 100
6.125%, 08/01/29	$1,500	$1,545
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
6.500%, 08/01/35	3,500	3,759

		54,024

Rhode Island — 0.1%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB
Callable 07/05/11 @ 100
4.950%, 10/01/16	465	466

South Carolina — 0.6%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB
Callable 12/01/14 @ 100
5.000%, 12/01/16	3,000	3,318
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	933
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (F)	1,020	1,256
South Carolina State, Jobs- Economic Development Authority, Bon Secours Health Project, Ser A, RB
Pre-Refunded @ 100
5.625%, 11/15/12 (B)	295	317

		5,824

Tennessee — 0.6%
Memphis, Electric Systems Revenue Authority, Sub-Ser, RB
5.000%, 12/01/17	1,730	2,038
Memphis-Shelby County, Airport Authority, RB
5.050%, 09/01/12	1,500	1,562
Nashville & Davidson Counties, Metropolitan Government, Cable Converter Project, RB, NATL-RE FGIC
7.700%, 01/01/12	1,395	1,449

		5,049

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 6.6%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	$3,805	$4,283
Conroe, Independent School District, GO
Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,295
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,096
Dallas, Area Rapid Transit Authority, Senior Lien, Ser Senior Lien, RB, AMBAC
Callable 12/01/16 @ 100
4.500%, 12/01/24	1,520	1,595
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,757
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	300	312
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,279
Gulf Coast, Waste Disposal Authority, BP Products of North America, RB
2.300%, 01/01/26 (A)	420	421
2.300%, 01/01/42 (A)	820	822
Houston, Community College, Northline Mall Campus Project, RB, AMBAC
Callable 04/15/17 @ 100
4.500%, 04/15/24	1,000	1,024
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
7.400%, 09/01/15 (D)	5,500	4,717
Houston, Utility Systems Authority, First Lien, Ser A, RB, AGM
5.250%, 11/15/17	1,775	2,101
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,185

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/21	$2,000	$2,297
5.000%, 08/01/23	5,000	5,582
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,353
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	268
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/38 (A)	3,085	3,486
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,165
San Antonio, Airport Systems Authority, AMT, RB, AGM
6.000%, 07/01/12	1,640	1,721
San Antonio, Airport Systems Authority, AMT, RB, AGM
6.000%, 07/01/12 (F)	405	428
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	17
Texas A&M University, RB
Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,459
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,591
Texas State, Municipal Power Agency, RB, NATL
5.580%, 09/01/16 (D)(F)	25	23
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB
7.500%, 06/30/33	1,750	1,951
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,459
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,448

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	$1,600	$1,776

		60,911

Utah — 0.3%
Utah State, Intermountain Power Agency, Sub-Ser A, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,786

Vermont — 0.1%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, AGM
Callable 11/01/14 @ 100
5.000%, 05/01/34	470	476

Virginia — 1.3%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,045
Fairfax County, Ser A, GO
5.000%, 04/01/18	1,630	1,949
University of Virginia, Ser B, RB
Callable 06/01/13 @ 100
5.000%, 06/01/20	1,500	1,579
5.000%, 06/01/21	1,500	1,572
Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	2,003
4.300%, 07/01/13	1,875	1,928
Virginia State, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,282

		12,358

Washington — 3.1%
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	4,015	4,477
Port of Seattle, Ser C, AMT, RB
5.000%, 02/01/20	2,000	2,151
Port of Seattle, AMT, GO
Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,123

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Seattle, Municipal Light & Power Improvement Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	$2,685	$3,086
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.500%, 07/01/15	2,000	2,332
5.000%, 07/01/20	5,000	5,916
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/14	2,120	2,380
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser C, RB
5.000%, 07/01/15	2,250	2,578
Washington State, Tobacco Settlement Authority, RB
6.250%, 06/01/11	4,000	4,000

		28,043

Wyoming — 0.2%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,550	1,620

Total Municipal Bonds (Cost $866,281) ($ Thousands)		902,286

TAX EXEMPT CORPORATE BOND — 0.7%

California — 0.7%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	6,000	5,971

Total Tax Exempt Corporate Bond (Cost $5,956) ($ Thousands)		5,971

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% † (G)	172,638	173

Total Cash Equivalent (Cost $173) ($ Thousands)		173

Total Investments — 99.1% (Cost $872,410) ($ Thousands)@		$908,430

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2011

Percentages are based on Net Assets of $916,673 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2011. The coupon on a step bond changes on a specified date.

(F)	Security is escrowed to maturity.

(G)	Rate shown is the 7-day effective yield as of May 31, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

@ At May 31, 2011, the tax basis cost of the Fund’s investments was $872,343 ($ Thousands), and the unrealized appreciation and depreciation were $40,307 ($ Thousands) and $(4,220) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$902,286	$—	$902,286
Tax Exempt Corporate Bond	—	5,971	—	5,971
Cash Equivalent	173	—	—	173

Total Investments in Securities	$173	$908,257	$—	$908,430

During the period ended May 31, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 102.3%

Arizona — 2.2%
Pima County, COP
4.000%, 06/01/11	$5,000	$5,000
Pima County, Unified School District No. 6 Marana, GO, AGM
5.000%, 07/01/13	2,150	2,308
Scottsdale, GO
Pre-Refunded @ 101
5.375%, 07/01/11 (A)	1,605	1,627
University of Arizona, Ser B, COP, AMBAC
Callable 06/01/12 @ 100
5.125%, 06/01/16	3,725	3,866

		12,801

California — 13.1%
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser C, RB
5.000%, 07/01/37 (B)	2,800	2,906
California State, Health Facilities Financing Authority, Cedars Sinai Medical Center Project, RB
5.000%, 08/15/11	1,000	1,008
California State, Municipal Finance Authority, Republic Services Project, RB
1.500%, 09/01/21 (B)	5,000	5,000
Fontana, Unified School District, BAN
4.050%, 12/01/12 (C)	3,000	2,984
4.000%, 12/01/12	5,300	5,481
Gilroy, Unified School District, BAN
5.000%, 04/01/13	2,800	2,975
3.470%, 04/01/13 (C)	2,000	1,911
Golden Empire Schools, Financing Authority, Kern Highschool District Project, RB
4.000%, 05/01/12	4,100	4,218
Imperial Community College District, GO
4.030%, 08/01/14 (C)	7,345	6,543
Irvine, Unified School District No. 86-1, Community Facilities, SAB, AGM
3.000%, 09/01/11	3,070	3,082
Kern County, Capital Improvement Projects, Ser A, COP
5.000%, 11/01/12	1,130	1,178
5.000%, 11/01/13	1,605	1,706
Long Beach Community College District, Ser A, GO
9.850%, 01/15/13	20,000	22,898

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northern California, Power Agency, Hydroelectric Project No. 1, Ser C, RB
5.000%, 07/01/11	$1,250	$1,254
Orland, Unified School District, BAN
3.000%, 04/01/12	3,330	3,374
2.610%, 04/01/12 (C)	840	827
San Bernardino County, Arrowhead Project, Ser A, COP
3.000%, 08/01/11	1,000	1,003
San Luis Obispo County, Cuesta Community College, Ser A, COP
Callable 07/05/11 @ 100
3.125%, 11/01/12	5,600	5,609
San Ramon Valley, Unified School District, Ser A, GO, NATL-RE FGIC
1.158%, 07/01/12 (C)	2,445	2,416

		76,373

Colorado — 3.8%
Colorado State, Educational & Cultural Facilities Authority, Ser A-4, RB
Callable 07/01/11 @ 100
0.130%, 02/01/34 (B)(D)	600	600
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB
Pre-Refunded @ 100
5.250%, 09/01/11 (A)	1,000	1,012
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, Ser B, RB
5.000%, 07/01/39 (B)	10,075	10,661
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, Ser C-8, RB
4.100%, 09/01/36 (B)	2,815	2,861
Grand Elk Ranch, General Improvement District, GO
Pre-Refunded @ 100
7.000%, 12/01/12 (A)	1,000	1,095
Lincoln Park, Metropolitan District, GO
Pre-Refunded @ 102
7.750%, 12/01/11 (A)	3,765	3,967
University of Colorado, Enterprise System Refinance & Improvement Project, RB, NATL- RE FGIC
5.000%, 06/01/11	1,715	1,715

		21,911

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware — 0.5%
University of Delaware, Ser A, RB
2.000%, 11/01/37 (B)	$3,000	$3,000

Florida — 6.7%
BB&T Municipal Trust, Ser 1020, RB
0.260%, 04/01/24 (B)(D)	4,500	4,500
Duval County, School Board, COP, AGM
5.000%, 07/01/12	1,000	1,040
Florida State, Education System, University System Improvement Project, Ser A, RB, AMBAC
5.000%, 07/01/11	5,015	5,033
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB
Callable 07/05/11 @ 100
4.000%, 11/01/11	3,045	3,047
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12 (E)	35	37
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12	985	1,042
Lakeland, Electric and Water Refunding, Ser A, RB, NATL-RE
1.270%, 10/01/12 (C)	2,020	1,999
Lucie County, School Board, Master Lease Program, Ser A, COP
3.500%, 07/01/14	2,000	2,071
Manatee County, RB
3.000%, 04/01/13	1,000	1,034
Miami-Dade County, Capital Asset Acquisition, Ser E, RB
4.250%, 04/01/14	1,455	1,531
Miami-Dade County, Industrial Development Authority, Waste Management Project, RB
1.750%, 12/01/18	5,000	5,000
Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, RB, AGM
4.000%, 06/01/11	980	980
Orange County, Health Facilities Authority, RB
Pre-Refunded @ 101
5.625%, 11/15/12 (A)	5,000	5,396
5.250%, 11/15/12 (A)	1,000	1,075
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,179

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Broward, Hospital District, Ser A, RB, NATL-RE
5.250%, 05/01/12	$3,955	$4,096

		39,060

Georgia — 0.3%
Cobb County, Development Authority, Waste Management Project, Ser A, RB
1.400%, 04/01/33 (B)	1,000	1,001
Georgia State, Municipal Electric Authority, Ser A, RB, AGM
5.500%, 01/01/12	500	514

		1,515

Illinois — 3.5%
Chicago, Wastewater Transmission Project, Ser A, RB
3.500%, 01/01/12	1,305	1,324
Illinois State, Development Finance Authority, McGaw YMCA Project, RB
Callable 07/01/11 @ 100
0.230%, 06/01/27 (B)(D)	4,000	4,000
Illinois State, Finance Authority, Art Institute of Chicago, RB
Pre-Refunded @ 100
4.100%, 03/01/34 (A)(B)	4,500	4,791
Illinois State, Finance Authority, Waste Management Project, RB
1.450%, 04/01/13 (B)	1,750	1,750
Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	1,040	1,102
McHenry & Kane Counties, Community Consolidated School District No. 158, GO, NATL-RE
3.020%, 01/01/14 (C)	4,910	4,531
Rock Island-Mercer Counties, Community College District No. 503, Black Hawk College Project, Ser A, GO, AMBAC
4.000%, 12/01/11	1,000	1,015
Winnebago County, School District No. 122, Harlem-Loves Park, GO, NATL-RE FGIC
6.550%, 06/01/12	2,000	2,097

		20,610

Indiana — 3.9%
Indiana State, Finance Authority, Duke Energy Project, Ser A5, RB
Callable 07/01/11 @ 100
0.140%, 10/01/40 (B)(D)	2,400	2,400

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Finance Authority, Republic Services Project, Ser B, RB
1.650%, 05/01/28 (B)	$4,000	$4,000
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A1, RB
3.625%, 11/15/36 (B)	4,100	4,123
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A5, RB
5.000%, 11/01/27 (B)	1,000	1,079
IPS, Multi-School Building, First Mortgage, Ser B, RB
4.000%, 07/15/13	1,800	1,910
Puttable Floating Option Tax- Exempt Receipts, Ser 661, RB, NATL
Callable 07/05/11 @ 100
0.330%, 05/01/12 (B)	4,640	4,640
St. Joseph County, Economic Development Authority, RB
4.000%, 12/30/11	1,125	1,141
4.000%, 06/30/12	1,135	1,164
St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	1,990	2,026

		22,483

Iowa — 1.6%
Coralville, Urban Renewal Project, Tax Increment, Ser C, TA
5.000%, 06/01/11	1,460	1,460
Iowa State, Finance Authority, Genesis Health Systems Project, RB
4.000%, 07/01/12	1,000	1,031
3.000%, 07/01/11	2,705	2,710
Iowa State, Finance Authority, Iowa Health Systems Project, Ser F, RB
5.000%, 08/15/39 (B)	2,500	2,605
Waterloo, Community School District, Ser A, RB
4.000%, 07/01/12	1,350	1,388

		9,194

Kansas — 0.4%
Kansas State, Development Finance Authority, Sisters of Charity of Leavenworth Health System Project, Ser A, RB
2.500%, 01/01/13	1,265	1,287

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wichita, Hospital Revenue Authority, Christi Health Systems Project, RB
4.000%, 11/15/12	$1,000	$1,035

		2,322

Kentucky — 1.2%
Kentucky State, Economic Development Finance Authority, Baptist Health Care System Project, Ser A, RB
5.000%, 08/15/11	1,000	1,009
5.000%, 08/15/12	1,000	1,046
Kentucky State, Economic Development Finance Authority, Republic Services Project, Ser B, RB
Callable 09/01/11 @ 100
1.650%, 04/01/31 (B)	5,000	5,000

		7,055

Louisiana — 0.5%
England, Sub-District No. 1, RB, NATL-RE FGIC
5.000%, 08/15/12	1,120	1,173
Jefferson Parish, School Board, RB
2.000%, 03/01/14	1,000	1,012
Louisiana State, Military Department, Custody Receipts, RB
5.000%, 08/01/11	750	754

		2,939

Maine — 0.5%
Maine State, Health & Higher Educational Facilities Authority, Ser B, RB
3.000%, 07/01/12	2,620	2,668

Maryland — 1.2%
Maryland State, Economic Development, University of Maryland, College Park Project, RB
5.000%, 07/01/12	3,940	4,103
5.000%, 07/01/13	2,015	2,139
Maryland State, Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center Project, RB
3.000%, 07/01/13	1,000	1,022

		7,264

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 1.5%
Massachusetts State, Educational Financing Authority, Ser A, RB
2.250%, 01/01/13	$955	$961
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T-3, RB
2.700%, 10/01/37 (B)	7,500	7,618

		8,579

Michigan — 8.4%
Michigan State, Hospital Finance Authority, RB
1.500%, 11/15/47 (B)	2,000	2,016
1.350%, 11/15/47 (B)	18,000	18,111
Michigan State, Housing Development Authority, Ser A, RB
3.600%, 12/01/12	1,100	1,122
Michigan State, Housing Development Authority, Ser B, RB
3.100%, 06/01/11	1,000	1,000
Michigan State, Municipal Bond Authority, Local Government Loan Program, Ser C, RB
5.000%, 05/01/12	1,440	1,483
Michigan State, Municipal Bond Authority, School Loan Program, Ser A, RB
5.250%, 06/01/11	1,275	1,275
Michigan State, Strategic Fund, Detroit Education Project, RB
3.050%, 08/01/24 (B)	5,000	5,071
Southfield Public Schools, Ser B, GO
5.000%, 05/01/13	250	269
Wayne County, Airport Authority, Ser C, RB
1.500%, 12/01/11	15,270	15,296
Wayne County, Airport Authority, Ser D, RB
3.000%, 12/01/13	1,665	1,701
2.000%, 12/01/12	1,555	1,570

		48,914

Minnesota — 1.7%
Minnesota State, Municipal Power Agency, Ser B, RB
Callable 04/01/12 @ 100
4.000%, 10/01/13	5,000	5,106

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	$4,250	$4,741

		9,847

Missouri — 1.6%
Bridgeton, COP
1.700%, 08/01/11	1,715	1,717
Greene County, Wilson Creek Project, GO
Callable 08/01/11 @ 100
2.500%, 08/01/12	1,250	1,252
Kansas City, Industrial Development Authority, Century Avenue Association Project, AMT, RB
1.080%, 12/01/11 (B)(D)	4,900	4,900
Kansas City, Industrial Development Authority, NNSA National Security Project, RB
4.000%, 09/01/13	1,150	1,160

		9,029

Montana — 0.5%
Montana State, Facility Finance Authority, Ser B, RB
5.000%, 01/01/13	3,035	3,207

New Hampshire — 0.5%
New Hampshire State, Health & Education Facilities Authority, Dartmouth-Hitchcock Project, RB
3.000%, 08/01/11	2,985	2,994

New Jersey — 15.9%
Bayonne, GO
3.000%, 07/01/13	855	876
Borough of Beach Haven, TRAN
1.750%, 05/17/12	2,700	2,706
Borough of Demarest, TRAN
1.500%, 02/17/12	3,208	3,215
Borough of Freehold, TRAN
1.250%, 12/21/11	3,254	3,259
Borough of Hawthorne, BAN
1.250%, 07/22/11	2,300	2,301
Borough of South Plainfield, TRAN
1.750%, 02/24/12	1,170	1,173
Borough of Spring Lake, TRAN
2.000%, 04/13/12	2,488	2,520
Camden County, Improvement Authority, Ser A, RB
4.000%, 09/01/13	475	501

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Camden County, Improvement Authority, Ser B, RB
4.000%, 07/01/13	$1,315	$1,371
3.000%, 07/01/12	1,300	1,324
Camden, BAN
2.000%, 10/13/11	1,000	1,000
Camden, TRAN
2.250%, 09/30/11	1,290	1,292
Cinnaminson Township, TRAN
1.500%, 05/24/12	3,415	3,421
Delran Township, TRAN
1.250%, 11/14/11	2,073	2,076
Ewing Township, TRAN
2.200%, 11/04/11	1,683	1,684
Hackettstown, BAN
1.250%, 06/01/11	2,305	2,305
Howell Township, TRAN
2.000%, 02/21/12	14,000	14,035
Kearny, Board of Education, GAN
1.500%, 10/13/11	9,250	9,274
Long Branch, BAN
1.500%, 08/02/11	1,900	1,901
Long Branch, TRAN
2.250%, 02/17/12	4,117	4,151
Lyndhurst Township, TRAN
2.750%, 02/17/12	13,150	13,258
New Jersey State, Health Care Facilities Financing Authority, Atlantic City Medical Center Project, RB
6.000%, 07/01/12	685	701
New Jersey State, Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Project, RB
3.000%, 07/01/13	800	821
New Jersey State, Higher Education Assistance Authority, Ser 1A, RB
2.500%, 12/01/12	2,000	2,033
New Jersey State, Higher Education Assistance Authority, Ser 2, RB
5.000%, 12/01/12	3,500	3,681
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13	1,000	1,071
Newark, GO
3.000%, 10/01/12	1,690	1,721
Newark, Ser A, GO
3.000%, 10/01/12 (E)	1,310	1,357
Ramsey, School District, GO
1.250%, 07/26/11	1,500	1,501
Trenton, GO
3.000%, 03/15/13	2,750	2,833

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Upper Deerfield Township, BAN
1.500%, 12/02/11	$3,000	$3,006

		92,368

New York — 15.1%
Amherst, Industrial Development Civic Facilities, Daemen College Project, Ser A, RB
Pre-Refunded @ 102
6.125%, 10/01/11 (A)	3,100	3,222
Binghamton, TRAN
2.000%, 02/03/12	15,000	15,113
Board of Cooperative Educational Services for the Sole Supervisory District, RB
1.750%, 12/29/11	5,000	5,008
Fulton City, School District, BAN
1.100%, 06/30/11	12,000	12,002
Gowanda, Central School District, BAN
1.500%, 07/20/11	2,200	2,203
Mexico, Central School District, BAN
1.500%, 08/05/11	4,000	4,005
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 11/01/11	2,070	2,107
New York City, Housing Development Authority, Ser D-1- A, RB
2.050%, 05/01/13	6,100	6,090
New York City, Ser E, GO
5.000%, 08/01/11 (E)	45	45
New York City, Ser E, GO
5.000%, 08/01/11	5,955	6,000
New York City, Trust for Cultural Resources, Juilliard School Project, Ser B, RB
2.750%, 01/01/36 (B)	5,500	5,601
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/13	1,955	2,100
New York State, Dormitory Authority, Ser B, RB
Callable 05/15/12 @ 100
5.250%, 11/15/23 (B)	9,570	10,001
New York State, Dormitory Authority, Ser B, RB
6.000%, 07/01/14	645	691
New York State, Dormitory Authority, Ser B, RB, AMBAC
Callable 05/15/12 @ 100
5.250%, 11/15/26 (B)	1,510	1,578

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Ser B, RB, NATL-RE FGIC
Callable 05/15/12 @ 100
5.250%, 11/15/29 (B)	$370	$387
New York State, Environmental Facilities, Riverbank Street Park Project, RB, AMBAC
6.250%, 04/01/12	1,015	1,064
Oneida County, TRAN
1.750%, 05/10/12	3,240	3,251
Triborough Bridge & Tunnel Authority, Ser Y, RB
6.000%, 01/01/12 (E)	470	486
Village of Hamburg, BAN
1.250%, 07/21/11	1,600	1,602
Village of Vernon, TRAN
Callable 06/23/11 @ 100
1.650%, 12/15/11	5,238	5,248

		87,804

North Dakota — 0.6%
Mercer County, Antelope Valley Station Project, RB, AMBAC
7.200%, 06/30/13	3,580	3,721

Ohio — 3.9%
Ohio State, American Municipal Power, BAN
1.750%, 08/11/11	1,643	1,644
1.500%, 10/27/11	9,754	9,759
Ohio State, RB
Callable 09/01/11 @ 100
1.650%, 11/01/35 (B)	6,000	6,000
Ohio State, Water Development Authority, RB
2.300%, 06/01/13 (B)	5,000	5,000

		22,403

Oklahoma — 3.3%
Cherokee County, Economic Development Authority, Ser A, RB, AMBAC
Callable 07/05/11 @ 100
6.850%, 09/01/11 (E)	5,000	5,080
Oklahoma County, Finance Authority, RB
3.500%, 03/01/12	1,205	1,230
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,045

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oklahoma State, Industries Authority, Medical Foundation Project, RB
4.500%, 07/01/11	$1,000	$1,003
Tulsa County, Independent School District No. 1, Ser B, GO
1.000%, 11/01/13	5,350	5,330
Tulsa County, Industrial Authority, Jenks Public Schools Project, RB
5.000%, 09/01/11	3,145	3,180
Tulsa County, Industrial Authority, RB
4.000%, 09/01/14	1,000	1,078
3.000%, 09/01/13	1,000	1,040

		18,986

Oregon — 0.2%
Oregon Health Sciences University, Ser A, RB, NATL-RE
2.050%, 07/01/12 (C)	1,315	1,288

Pennsylvania — 1.1%
Montgomery County, Industrial Development Authority, Retirement Communities Project, Ser B, RB
5.000%, 11/15/11	1,000	1,013
Philadelphia, Authority for Industrial Development, American Collegeof Physicians Project, RB
4.000%, 06/15/15	1,370	1,448
3.000%, 06/15/13	865	887
3.000%, 06/15/14	1,255	1,287
Sayre, Health Care Facilities Authority, Guthrie Health Project, Ser A, RB
Pre-Refunded @ 101
5.875%, 12/01/11 (A)	1,700	1,764

		6,399

South Carolina — 2.3%
Grand Strand, Water & Sewer Authority, RB, NATL-RE
6.375%, 06/01/12	1,995	2,038
Greenville County, School District, Building Equity Sooner Tomorrow Project, RB
Callable 12/01/12 @ 101
5.500%, 12/01/14	3,500	3,770
Jasper County, School District, RB
Callable 08/15/11 @ 100
2.500%, 02/10/12	5,000	5,002
Piedmont, Municipal Power Agency, Ser A, RB, AMBAC
0.730%, 01/01/13 (C)	380	339

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Scago, Educational Facilities Corporation, Spartanburg County School District No. 5 Project, RB, AGM
4.500%, 04/01/13	$2,000	$2,135

		13,284

South Dakota — 1.4%
Heartland, Consumers Power District, RB, AGM
6.000%, 01/01/12	795	798
Sioux Falls, Dow Rummel Village Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 11/15/12 (A)	4,720	5,111
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/13	1,000	1,080
5.000%, 09/01/14	1,000	1,100

		8,089

Texas — 2.4%
Dallas-Fort Worth, International Airport Facilities Improvement, Ser A, RB
4.000%, 11/01/12	2,000	2,088
Dickinson, Independent School District, Municipal Securities Trust Receipts, Ser SGA94, GO
0.180%, 02/15/28 (B)	200	200
Eagle Mountain & Saginaw, Independent School District, GO
4.760%, 08/15/11 (C)	1,235	1,234
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	2,000	2,082
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, Ser B-1, RB
Callable 06/01/12 @ 100
5.000%, 12/01/28 (B)	2,850	2,962
Harris County, Health Facilities Development, Baylor College of Medicine Project, Ser B, RB
Callable 06/02/11 @ 100
0.110%, 11/15/47 (B)(D)	1,775	1,775
Lewisville, Independent School District, GO
4.880%, 08/15/11 (C)	1,000	1,000
Prosper, Independent School District, School Building Project, GO
4.770%, 08/15/11 (C)	1,130	1,130

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Texas State, Highway Improvement Project, Ser B, GO
5.000%, 04/01/13	$1,500	$1,622

		14,093

Utah — 0.2%
Box Elder County, Nucor Project, RB
Callable 07/01/11 @ 100
0.345%, 04/01/28 (B)	1,300	1,300

Wisconsin — 2.3%
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.250%, 08/15/34 (B)	13,500	13,500

Total Municipal Bonds (Cost $592,686) ($ Thousands)		595,000

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% † (F)	4,031	4

Total Cash Equivalent (Cost $4) ($ Thousands)		4

Total Investments — 102.3% (Cost $592,690) ($ Thousands)@		$595,004

Percentages are based on Net Assets of $581,693 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of May 31, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2011

@ At May 31, 2011, the tax basis cost of the Fund’s investments was $592,483 ($ Thousands), and the unrealized appreciation and depreciation were $2,977 ($ Thousands) and $(456) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$595,000	$—	$595,000
Cash Equivalent	4	—	—	4

Total Investments in Securities	$4	$595,000	$—	$595,004

During the period ended May 31, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 94.5%

California — 92.6%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,143
Antelope Valley, Community College District, Election 2004, Ser C, GO, NATL
Callable 08/01/17 @ 100
5.000%, 08/01/24	1,000	1,066
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,504
California State, Communities Development Authority, Huntington Memorial Hospital Project, RB
5.000%, 07/01/15	2,860	3,058
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,223
California State, Communities Development Authority, LA Jewish Home Project, RB
Callable 07/05/11 @ 100
4.500%, 11/15/13	3,000	3,008
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,037
California State, Department of Water Resources & Power, Ser H, RB
Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,342
California State, Department of Water Resources & Power, Ser Y, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/01/13 (A)	30	33
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,165
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,434
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,343
California State, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,086

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, GO
5.250%, 02/01/18	$2,000	$2,304
5.000%, 10/01/16	2,000	2,293
5.000%, 11/01/16	4,350	4,992
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,758
California State, Health Facilities Financing Authority, Cedars - Sinai Medical Center Project, RB
5.000%, 11/15/14	1,000	1,102
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19	1,310	1,363
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	3,821
California State, Municipal Finance Authority, Pilgrim Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,531
California State, Municipal Finance Authority, Pilgrim Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,296
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,745
California State, Ser A, GO
5.000%, 07/01/16	2,775	3,210
California State University, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,158
California State University, Ser A, RB
5.000%, 11/01/17	2,000	2,269
California State University, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,419
California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,502
California State, Various Purposes, GO
5.000%, 03/01/15	7,000	7,818
California State, Various Purposes, GO, AGM
5.000%, 09/01/16	2,000	2,306
Corona-Norca, Unified School District, Ser B, GO, AGM
5.600%, 09/01/13 (B)	1,000	961

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Fresno, Joint Powers Financing Authority, TA, AMBAC
Callable 07/05/11 @ 102
5.500%, 08/01/15	$1,445	$1,476
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,759
Imperial, District Irrigation & Electric Authority, RB
5.000%, 11/01/15	1,000	1,130
Imperial, District Irrigation & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,157
Long Beach, Ser B, RB
5.000%, 05/15/20	2,000	2,292
Long Beach, Unified School District, Ser A, GO
Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,316
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,752
Los Angeles, Community College District, Ser A, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,600
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,355
M-S-R Public Power Agency, Ser K, RB, NATL
5.000%, 07/01/13	2,600	2,784
North Orange County, Community College District, Election 2002, Ser B, GO, FGIC
Pre-Refunded @ 100
5.000%, 08/01/14 (A)	1,250	1,405
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,404
Rancho Mirage, Joint Power Authority, Eisenhower Medical Center Project, Ser A, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	1,000	974
Rancho, Water District Financing Authority, Ser A, RB, AGM
Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,492
Redwood City, Elementary School District, GO, NATL-RE FGIC
5.000%, 08/01/15	2,275	2,499

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Riverside, Community College District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/18	$1,700	$1,871
San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,073
5.000%, 05/15/24	1,000	1,092
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,347
San Francisco, Bay Area Toll Authority, Ser F, RB
Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,147
San Francisco, Bay Area Toll Authority, Ser F, RB
5.000%, 04/01/13	1,000	1,079
San Francisco City & County, General Hospital Improvement Project, Ser A, GO
5.000%, 06/15/17	3,000	3,456
San Francisco City & County, Public Utilities Commission, Sub- Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,233
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,214
San Joaquin County, Capital Facilities Project, COP, NATL
5.500%, 11/15/13	1,000	1,064
Santa Clara County, Fremont Union High School District, GO, NATL- RE FGIC
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,192
Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, NATL
5.000%, 09/01/15	2,585	2,650
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,262
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,227
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,182
Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	1,750	1,945

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tulare, Local Health Care Authority, RB
5.000%, 11/01/15	$525	$534
5.000%, 11/01/16	550	555
Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,106
University of California, Regents Medical Center, Ser A, RB, NATL
5.000%, 05/15/13	2,000	2,148
University of California, Regents Medical Center, Ser A, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,121
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,459
University of California, Ser K, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,333
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (C)	500	554
Val Verde, Unified School District, COP, FGIC
Pre-Refunded @ 100
5.250%, 01/01/15 (A)	2,500	2,867
Washington Township, Health Care District, Ser A, RB
5.000%, 07/01/17	1,125	1,172
Whittier, Union High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,594

		154,162

Puerto Rico — 1.9%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,405
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, AGM
5.500%, 07/01/15	1,490	1,641

		3,046

Total Municipal Bonds (Cost $149,380) ($ Thousands)		157,208

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

TAX EXEMPT CORPORATE BOND — 1.2%

California — 1.2%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	$2,000	$1,990

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		1,990

CASH EQUIVALENT — 3.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% † (D)	5,875,061	5,875

Total Cash Equivalent (Cost $5,875) ($ Thousands)		5,875

Total Investments — 99.2% (Cost $157,255) ($ Thousands)@		$165,073

Percentages are based on Net Assets of $166,445 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Security is escrowed to maturity.

(D)	Rate shown is the 7-day effective yield as of May 31, 2011.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

@ At May 31, 2011, the tax basis cost of the Fund’s investments was $157,251 ($ Thousands), and the unrealized appreciation and depreciation were $8,030 ($ Thousands) and $(208) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$157,208	$—	$157,208
Tax Exempt Corporate Bond	—	1,990	—	1,990
Cash Equivalent	5,875	—	—	5,875

Total Investments in Securities	$5,875	$159,198	$—	$165,073

During the period ended May 31, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.3%

Massachusetts — 90.8%
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	$500	$568
Fall River, GO, AGM
Callable 02/01/13 @ 101
5.250%, 02/01/15	750	795
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.875%, 03/01/15	185	210
5.500%, 03/01/12	25	26
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	500	615
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	573
5.000%, 07/01/22	500	588
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,205
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	591
5.250%, 07/01/21	250	301
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17	500	591
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	610
Massachusetts State, Department of Transportation, Ser B, RB
5.000%, 01/01/15	300	330
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	562
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	282
Massachusetts State, Development Finance Agency, Boston University Project, Ser U-6C, RB
Callable 06/02/11 @ 100
0.120%, 10/01/42 (A)(B)	400	400

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	$500	$543
Massachusetts State, Development Finance Agency, Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	288
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	300
Massachusetts State, Development Finance Agency, Ser I, RB
5.000%, 01/01/19	300	302
Massachusetts State, Development Finance Agency, Ser K-6, RB
5.000%, 07/01/16	500	566
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	561
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	560
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	517
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	500	568
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	500	585
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,070	1,175
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	313

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	$500	$595
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	571
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Systems Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	223
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	522
Massachusetts State, Health & Educational Facilities Authority, Tufts University Project, Ser J, RB
5.500%, 08/15/15	300	350
Massachusetts State, Health & Educational Facilities Authority, Wheaton College Project, Ser F, RB
5.000%, 01/01/14	400	434
Massachusetts State, Housing Finance Agency, Ser E, AMT, RB
Callable 12/01/14 @ 100
5.000%, 12/01/28	140	136
Massachusetts State, Housing Finance Agency, Single-Family Housing Project, Ser III, AMT, RB
Callable 06/01/13 @ 100
4.200%, 12/01/14 (B)	565	574
Massachusetts State, Industrial Finance Agency, Boston Edison Project, Ser A, RB
Callable 07/05/11 @ 100
5.750%, 02/01/14	925	928
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL- RE FGIC
5.000%, 07/01/16	750	790
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	500	570
Massachusetts State, Port Authority, Ser C, RB, NATL
Callable 07/01/13 @ 100
5.000%, 07/01/14	300	322

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	$1,150	$1,276
Massachusetts State, School Building Authority, Ser A, RB, AMBAC
5.000%, 08/15/17	500	592
Massachusetts State, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 03/01/15 (C)	500	574
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	602
Massachusetts State, Ser A, RB
5.000%, 06/15/15	500	575
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	603
Massachusetts State, Ser C, GO
5.000%, 12/01/15	500	579
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	919
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	240
5.500%, 11/01/19	1,150	1,400
Massachusetts State, Ser D, GO, NATL
5.500%, 11/01/15	500	587
Massachusetts State, Water Pollution Abatement Authority, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	637
Massachusetts State, Water Pollution Abatement Authority, Pool Program, Ser 8, RB
Callable 08/01/12 @ 100
5.250%, 08/01/13	5	5
Massachusetts State, Water Pollution Abatement Authority, Ser 14, RB
5.000%, 08/01/19	1,000	1,201
Massachusetts State, Water Pollution Abatement Authority, Ser A, RB
5.250%, 08/01/19	350	427
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	760	877
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	597
Massachusetts State, Water Resources Authority, Ser C, RB
6.000%, 12/01/11	35	35

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Springfield, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	$500	$574
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,164

		34,004

Puerto Rico — 7.5%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	278
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	280
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	270
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	265
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/14	300	319
5.000%, 07/01/16	500	532
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	45	53
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	5
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	272
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	500	550

		2,824

Total Municipal Bonds (Cost $34,801) ($ Thousands)		36,828

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 0.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% † (E)	134,679	$135

Total Cash Equivalent (Cost $135) ($ Thousands)		135

Total Investments — 98.7% (Cost $34,936) ($ Thousands)@		$36,963

Percentages are based on Net Assets of $37,469 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of May 31, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

@ At May 31, 2011, the tax basis cost of the Fund’s investments was $34,930 ($ Thousands), and the unrealized appreciation and depreciation were $2,045 ($ Thousands) and $(12) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$36,828	$—	$36,828
Cash Equivalent	135	—	—	135

Total Investments in Securities	$135	$36,828	$—	$36,963

During the period ended May 31, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 95.5%

New Jersey — 86.3%
Atlantic County, Public Facilities Lease Agreement, COP, NATL-RE FGIC
6.000%, 03/01/13	$1,000	$1,073
Burlington County, Bridge Commission, RB
Pre-Refunded @ 100
5.000%, 10/15/12 (A)	1,270	1,351
Burlington County, Bridge Commission, RB
Callable 10/15/12 @ 100
5.000%, 10/15/13	20	21
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,957
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,453
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,177
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	609
Monmouth County, Improvement Authority, RB
5.000%, 01/15/18	700	826
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	944
New Jersey State, Casino Reinvestment Development Authority, Ser A, RB, NATL
5.000%, 06/01/14	3,000	3,148
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB
Callable 07/05/11 @ 102
5.000%, 06/01/12	890	910
New Jersey State, Economic Development Authority, Motor Vehicle Surcharge Revenue Project, Ser A, RB, NATL
Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,153
New Jersey State, Economic Development Authority, RB
5.000%, 12/15/17	1,000	1,108

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Callable 12/15/15 @ 100
5.250%, 12/15/16	$1,485	$1,643
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	2,854
New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	1,670	1,712
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,886
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	848
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,763
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,218
5.000%, 09/01/20	1,220	1,484
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.250%, 09/01/21	1,000	1,218
New Jersey State, Equipment Lease Purchase Program, Ser A, COP
5.000%, 06/15/15	1,350	1,466
New Jersey State, Health Care Facilities Financing Authority, Atlantic Care Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,061
New Jersey State, Health Care Facilities Financing Authority, Burdette Tomlin Memorial Hospital Project, RB
5.250%, 07/01/11	535	536
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
5.000%, 07/01/18	200	201

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	$400	$408
5.000%, 07/01/14	510	531
New Jersey State, Health Care Facilities Financing Authority, RWJ Health Care Project, Ser B, RB, Radian
5.000%, 07/01/13	1,000	1,025
5.000%, 07/01/14	570	587
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	1,999
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,704
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, NATL-RE
5.250%, 12/15/21	1,600	1,743
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,777
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,422
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL-RE
5.250%, 12/15/21 (B)	15	19
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/15/15 (A)	1,165	1,360
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
Pre-Refunded @ 100
5.250%, 06/15/15 (A)	1,000	1,168
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (B)	3,000	3,294

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (A)	$2,115	$2,449
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,101
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,193
5.000%, 05/01/22	1,000	1,129
South Jersey, Transportation Authority, Ser A-1, RB
4.000%, 11/01/17	1,000	1,063
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,267
5.000%, 09/15/17	635	753

		65,612

New York — 4.4%
New York & New Jersey, Port Authority, One Hundred Forty Eighth Series, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,364

Pennsylvania — 3.4%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,737
5.000%, 07/01/16	730	825

		2,562

Puerto Rico — 1.4%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, AGM
5.500%, 07/01/12	1,015	1,063

Total Municipal Bonds (Cost $69,178) ($ Thousands)		72,601

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2011

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 3.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% † (C)	2,266,281	$2,266

Total Cash Equivalent (Cost $2,266) ($ Thousands)		2,266

Total Investments — 98.5% (Cost $71,444) ($ Thousands)@		$74,867

Percentages are based on Net Assets of $76,041 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of May 31, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

@ At May 31, 2011, the tax basis cost of the Fund’s investments was $71,444 ($ Thousands), and the unrealized appreciation and depreciation were $3,470 ($ Thousands) and $(47) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$72,601	$—	$72,601
Cash Equivalent	2,266	—	—	2,266

Total Investments in Securities	$2,266	$72,601	$—	$74,867

During the period ended May 31, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.7%

Guam — 0.5%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$500

New York — 89.2%
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,085
Dutchess County, Industrial Development Agency, Bard College Civic Facilities Project, Ser A-1, RB
5.000%, 08/01/17	500	542
Erie County, Fiscal Stability Authority, Ser A, RB
5.000%, 05/15/17	850	987
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,159
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,527
Islip, Resource Recovery Agency, Ser F, AMT, RB, AGM
5.000%, 07/01/12	1,000	1,026
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,109
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	564
Long Island, Power Authority, Ser F, RB, NATL
5.000%, 05/01/15	1,000	1,126
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.000%, 11/15/14	1,290	1,425
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,107
Metropolitan New York, Transportation Authority, Ser A- 1, RB
5.000%, 11/15/14	500	559

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	$500	$577
Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	1,000	1,092
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	561
New York & New Jersey, Port Authority, Ser 131, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,618
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,402
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,225
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,215
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, NATL-RE FGIC
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,184
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,080
New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17	1,000	1,181
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,156
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,913
New York City, Ser C, GO
5.000%, 08/01/13	500	545
New York City, Ser C, GO, CIFG
5.000%, 08/01/14	1,500	1,680
New York City, Ser C, GO, NATL
5.000%, 08/01/15	750	856
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,320
5.000%, 08/01/19	1,000	1,162
New York City, Ser G, GO
5.000%, 08/01/15	1,865	2,130

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	$725	$806
New York City, Ser H, GO, NATL- RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/15	750	841
New York City, Ser I, GO, NATL
Callable 08/01/14 @ 100
5.000%, 08/01/17	500	552
New York City, Sub-Ser B-2, GO
Callable 06/02/11 @ 100
0.130%, 08/15/20 (A)(B)	1,200	1,200
New York City, Sub-Ser E-5, GO
Callable 07/01/11 @ 100
0.100%, 08/01/15 (A)(B)	900	900
New York City, Sub-Ser F-1, GO
5.000%, 09/01/13	750	819
New York City, Sub-Ser I-1, GO
Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,123
New York City, Sub-Ser J, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	336
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S-1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	404
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB
Callable 11/01/11 @ 100
5.500%, 11/01/26 (B)(C)	750	766
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser D, RB
5.000%, 11/01/17	750	887
New York City, Transitional Finance Authority, Future Tax Secured Project, Sub-Ser D-2, RB
Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,122
New York City, Transportation Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (D)	105	121
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,172
New York State, Dormitory Authority, City University System, Ser D, SAB, FGIC
5.750%, 07/01/12	475	486

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Columbia University, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	$1,000	$1,131
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/15	740	823
5.000%, 07/01/16	655	734
New York State, Dormitory Authority, Hospital Special Surgery Project, RB
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,250
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,122
New York State, Dormitory Authority, Mental Health Project, RB, AGM
Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,650
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,155
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC
Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,072
New York State, Dormitory Authority, Mount Sinai Hospital Project, Ser A, RB
5.000%, 07/01/18	795	861
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,085
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,098
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	121
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	579

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	$1,000	$1,061
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,151
New York State, Dormitory Authority, Ser A, RB
5.000%, 10/01/20	1,000	1,118
New York State, Dormitory Authority, Ser B, RB
5.000%, 07/01/16	500	584
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,216
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	559
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	810	852
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,304
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	672
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	566
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,181
New York State, Local Government Services, Ser E, RB
6.000%, 04/01/14	1,000	1,088
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB
Callable 06/20/11 @ 100
5.050%, 10/01/17	825	826
New York State, Mortgage Agency, RB
Callable 11/01/19 @ 100
5.250%, 11/01/20	235	246

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	$1,000	$1,176
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,144
New York State, Thruway Authority, Ser B, RB, AGM
5.000%, 04/01/15	800	909
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC
Callable 10/01/15 @ 100
5.000%, 04/01/16	1,000	1,142
New York State, Urban Development Authority, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,208
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	296
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/17	1,000	1,185
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,158
New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	500	558
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	559
Sales Tax Asset Receivable, Ser A, RB, NATL
Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,116
Town of Oyster Bay New York, Ser A, GO
5.000%, 03/15/21	765	904
Triborough Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	898
Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,154
Westchester County, Health Care, Ser B, RB
5.000%, 11/01/16	1,000	1,058
Westchester County, Ser C, GO
5.000%, 11/01/17	500	596

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	$300	$335
Yonkers, Ser A, GO, NATL
5.000%, 08/01/13	1,500	1,595

		91,744

Puerto Rico — 11.0%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	560
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	535
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/15	750	797
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, AGM
5.500%, 07/01/25	1,740	1,838
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/16	2,100	2,236
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, AGM
5.500%, 07/01/19	750	823
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	115	135
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	515	554
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	544
5.500%, 07/01/18	1,000	1,072
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	765	817

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	$1,250	$1,374

		11,296

Total Municipal Bonds (Cost $98,898) ($ Thousands)		103,540

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050% † (E)	53,141	53

Total Cash Equivalent (Cost $53) ($ Thousands)		53

Total Investments — 100.8% (Cost $98,951) ($ Thousands)@		$103,593

Percentages are based on Net Assets of $102,770 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2011. The coupon on a step bond changes on a specified date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of May 31, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

@ At May 31, 2011, the tax basis cost of the Fund’s investments was $98,951 ($ Thousands), and the unrealized appreciation and depreciation were $4,824 ($ Thousands) and $(182) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$103,540	$—	$103,540
Cash Equivalent	53	—	—	53

Total Investments in Securities	$53	$103,540	$—	$103,593

During the period ended May 31, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.2%

Guam — 1.3%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,001

Pennsylvania — 88.8%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,111
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,114
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,125
Allegheny County, Industrial Development Authority, Duquesne Light Project, RB, AMBAC
4.350%, 12/01/13	575	603
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	842
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB
Callable 07/05/11 @ 100
5.200%, 05/01/17	565	566
Allegheny County, Sanitation Authority, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,062
Allegheny County, Ser C-56, GO, AGM
5.000%, 10/01/15	1,000	1,121
Bensalem Township, Water & Sewer Authority, RB
Callable 07/05/11 @ 100
6.750%, 12/01/14 (A)	45	49
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,221
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,125

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cambria County, Hospital Development Authority, Conemaugh Valley Memorial Hospital Project, RB
Callable 07/05/11 @ 100
7.625%, 09/01/11 (A)	$19	$19
Central Bucks, School District, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,808
Central Dauphin County, School District, GO, NATL
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,000	1,218
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,188
Delaware County, Health Care Authority, Mercy Health Project, Ser A, RB
Callable 07/05/11 @ 100
5.125%, 11/15/12 (A)	50	50
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	889
Delaware River, Joint Toll Bridge Commission, RB
5.250%, 07/01/13	500	538
Derry Township, Sanitation Sewer Authority, RB
Callable 07/05/11 @ 100
6.250%, 08/01/12 (A)	10	10
Dover Township, Sewer Authority, RB
Callable 07/05/11 @ 100
6.250%, 05/01/12 (A)	5	5
Erie County, Hospital Authority, Erie County Geriatric Project, RB
6.250%, 07/01/11 (A)	5	5
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,071
Lancaster Area, Sewer Authority, RB
Callable 07/05/11 @ 100
6.000%, 04/01/12 (A)	50	52
Lancaster Area, Sewer Authority, RB
6.750%, 04/01/12 (A)	5	5
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,060

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster, Parking Authority, RB
Callable 07/05/11 @ 100
5.750%, 01/01/12 (A)	$5	$5
Luzerne County, Ser C, GO, NATL- RE FGIC
5.250%, 12/15/15	1,000	1,098
McKeesport Area, School District, Ser C, GO
Callable 07/05/11 @ 100
5.000%, 04/01/13 (A)	165	172
Meadville Area, Water Authority, RB, AGM
5.125%, 07/01/14	435	481
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF-1, RB, CIFG
5.000%, 05/01/16	1,140	1,270
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,079
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,138
Northampton/Bucks County, Municipal Authority, RB
Callable 07/05/11 @ 100
6.750%, 11/01/13 (A)	10	11
Northampton County, Higher Education Building Authority, Moravian College Project, RB, Radian
Callable 07/05/11 @ 100
5.125%, 07/01/19	470	470
Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian
Callable 01/01/13 @ 100
5.500%, 07/01/15	995	999
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,564
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	950
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,201
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	2,000	2,004

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 04/01/14 @ 100
5.000%, 04/01/16	$1,450	$1,476
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL
Callable 07/05/11 @ 100
5.875%, 11/15/16	25	25
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL
Callable 07/05/11 @ 100
5.875%, 11/15/18	2,000	1,920
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	500	590
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,239
Pennsylvania State, Higher Educational Facilties Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,145
5.000%, 08/01/21	1,000	1,115
Pennsylvania State, Higher Educational Facilties Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,708
Pennsylvania State, Higher Educational Facilties Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,152
Pennsylvania State, Higher Educational Facilties Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,586
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,169

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	$1,000	$1,205
Pennsylvania State, Ser 2, GO
Pre-Refunded @ 100
5.000%, 01/01/16 (B)	1,000	1,170
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,217
Pennsylvania Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,253
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,068
Philadelphia, Gas Works Authority, Ser B, RB, NATL
7.000%, 05/15/20 (A)	820	1,016
Philadelphia, GO, CIFG
Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,076
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	528
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,075
Philadelphia, Water & Wastewater Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,050
Philadelphia, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 08/01/15	1,000	1,119
Philadelphia, Water & Wastewater Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	452
Pittsburgh Public Schools, Ser B, GO, AGM
5.000%, 09/01/18	1,740	1,980
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB
Callable 07/05/11 @ 100
6.625%, 10/01/12 (A)	15	16
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,325	1,364
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser A, TA
Callable 07/05/11 @ 100
6.000%, 12/01/11 (C)	1,000	1,028
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser B, TA
Callable 07/05/11 @ 100
6.250%, 03/15/15 (C)	700	702

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Reading Area, Water Authority, RB, AGM
Callable 06/01/17 @ 100
5.000%, 12/01/21	$2,080	$2,260
South Fayette Township, Sanitation Authority, RB
Callable 07/05/11 @ 100
6.375%, 11/01/12 (A)	30	31
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian
Callable 06/01/12 @ 100
4.900%, 12/01/14	545	549
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,139
Spring Ford Area, School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,083
Susquehanna Township, Sewer Authority, RB
Callable 07/05/11 @ 100
6.000%, 11/15/13 (A)	25	27
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,199
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	581
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,136
Upper Allen Township, Sewer Authority, RB
Callable 07/05/11 @ 100
5.750%, 04/01/13 (A)	75	80
West Shore Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	972
Willistown Township, Municipal Sewer Authority, RB
Callable 07/05/11 @ 100
6.000%, 01/01/15 (A)	10	11
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	55	61

		70,872

Puerto Rico — 8.1%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	560

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	$500	$535
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19	1,000	1,063
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	1,032
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/16	1,000	1,088
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,076
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,099

		6,453

Total Municipal Bonds (Cost $75,926) ($ Thousands)		78,326

CASH EQUIVALENT — 0.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050% † (D)	350,599	351

Total Cash Equivalent (Cost $351) ($ Thousands)		351

Total Investments — 98.6% (Cost $76,277) ($ Thousands)@		$78,677

Percentages are based on Net Assets of $79,809 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Rate shown is the 7-day effective yield as of May 31, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

@ At May 31, 2011, the tax basis cost of the Fund’s investments was $76,255 ($ Thousands), and the unrealized appreciation and depreciation were $2,852 ($ Thousands) and $(430) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$78,326	$—	$78,326
Cash Equivalent	351	—	—	351

Total Investments in Securities	$351	$78,326	$—	$78,677

During the period ended May 31, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 68.5%

Alabama — 0.6%
Colbert County, Northwest Alabama Health Care Authority, RB
Callable 06/01/13 @ 101
5.750%, 06/01/27	$800	$733
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	631
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/26	500	417

		1,781

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36	200	110
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,104

		1,214

Arizona — 1.5%
Arizona State, School Facilities Board, COP
5.000%, 09/01/12	250	262
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	440
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	214
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	265	199
Pima County, Industrial Development Authority, Tucson Electric Power Project, RB
Callable 01/12/15 @ 100
5.750%, 09/01/29	1,000	1,005

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	$500	$502
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
Callable 03/01/13 @ 100
6.375%, 09/01/29	1,250	1,266
Salt Verde, Financial Authority, RB
5.000%, 12/01/37	500	441

		4,329

California — 7.9%
ABAG, Finance Authority of Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	405
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,075
California State, GO
5.000%, 09/01/12	1,080	1,137
California State, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,139
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,020
California State, Health Facilities Financing Authority, Cedars- Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	1,864
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,041
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Callable 04/01/21 @ 100
7.750%, 04/01/31	1,375	1,411
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	234

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Statewide Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	$1,000	$1,016
California State, Statewide Communities Development Authority, California Baptist University Project, Ser A, RB
Callable 11/01/17 @ 102
5.500%, 11/01/38	2,500	2,061
California State, Statewide Communities Development Authority, Rady Children’s Hospital Project, Ser B, RB
Callable 06/02/11 @ 100
0.080%, 08/15/47 (A)(B)	1,200	1,200
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	3,000	2,056
Long Beach, Towne Center Project, SAB
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	636
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	975
Port of Oakland, Ser K, AMT, RB, NATL-RE FGIC
Callable 07/05/11 @ 100
5.750%, 11/01/12	495	497
San Francisco City & County, Airports Commission, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,110
South Placer, Wastewater Authority, Ser D, RB
Callable 05/01/14 @ 100
1.010%, 11/01/14 (B)	1,800	1,798
Southern California, Metropolitan Water District, Ser A-1, RB
Callable 06/02/11 @ 100
0.120%, 07/01/23 (B)	1,000	1,000

		22,675

Colorado — 2.1%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	452
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,162
6.250%, 11/15/28	650	682

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Denver, Regional Transportation District, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	$500	$501
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,340

		6,137

District of Columbia — 0.2%
District of Columbia, COP, NATL- RE FGIC
5.000%, 01/01/13	500	526

Florida — 2.2%
Citizens Property Insurance, High Risk, Senior Secured, Ser A-1, RB
5.000%, 06/01/16	1,200	1,277
Florida State, University Square Community Development Authority, Ser A-1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	125
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB
Callable 05/01/12 @ 100
5.300%, 05/01/37	1,500	1,258
Miami-Dade County, RB
Callable 10/01/19 @ 100
5.500%, 10/01/36	1,000	1,006
Seminole Indian Tribe, Gaming Division Project, Ser 2010A, RB
Callable 10/01/13 @ 104
5.125%, 10/01/17	2,000	1,982
Seminole Indian Tribe, Ser A, SAB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	219
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	500	456

		6,323

Georgia — 1.6%
Atlanta, Downtown Development Authority, Underground Project, Ser A, RB, AGM
4.000%, 07/01/11	500	501

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	$1,000	$916
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	459
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	510
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,127
Main Street Natural Gas, Ser A, RB
5.000%, 03/15/12	1,000	1,024

		4,537

Hawaii — 0.2%
Hawaii Pacific Health, Special Purpose, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	459

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	250	273

Illinois — 4.9%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	250	197
Chicago, Midway Airport, Second Lien, Ser B, RB
5.000%, 01/01/34 (B)	2,000	2,167
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,219
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL-RE
5.250%, 01/01/18	1,500	1,678

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	$500	$429
Illinois State, Finance Authority, Alexian Brothers Health Systems Project, RB
4.000%, 02/15/13	500	514
Illinois State, Finance Authority, Carle Health Care System Project, Ser A, RB
Callable 08/15/21 @ 100
6.000%, 08/15/41	200	198
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
6.250%, 08/15/35 (C)	500	225
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
6.000%, 03/01/37 (C)	300	75
Illinois State, Finance Authority, Navistar International, Recovery Zone Project, RB
Callable 10/15/20 @ 100
6.500%, 10/15/40	1,500	1,539
Illinois State, Finance Authority, OSF Health Care Systems Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,051
Illinois State, Finance Authority, Peoples Gas Light & Coke Project, RB
2.125%, 03/01/30 (B)	500	489
Illinois State, Finance Authority, Sherman Health Systems Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	250	219
Illinois State, GO, NATL-RE
5.375%, 04/01/12	1,800	1,857
Illinois State, Railsplitter Tobacco Settlement Authority, RB
6.000%, 06/01/28	2,000	2,002
Southwestern Illinois, Development Authority, Comprehensive Mental Health Center Project, RB
Callable 06/01/17 @ 103
6.625%, 06/01/37	150	133

		13,992

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ( $ Thousands)

Indiana — 2.2%
Indiana State, Finance Authority, Ascension Health Project, Ser A- 7, RB
5.000%, 10/01/26 (B)	$500	$553
Indiana State, Finance Authority, Educational Facilities, Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	375	340
Indiana State, Finance Authority, U.S. Steel Project, RB
Callable 06/01/20 @ 100
6.000%, 12/01/26	500	508
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,056
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,021
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,104
Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	1,779

		6,361

Iowa — 0.6%
Deerfield, Senior Living Facilities Finance Authority, Retirement Community Project, Ser A, RB
Callable 11/15/17 @ 100
5.500%, 11/15/27	250	180
5.500%, 11/15/37	900	587
Iowa State, Finance Authority, Care Initiatives Project, Ser A, RB
5.250%, 07/01/12	1,000	1,006

		1,773

Kansas — 1.1%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	523
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,122

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 05/15/14 @ 103
5.125%, 05/15/37	$750	$572
5.125%, 05/15/42	1,200	894

		3,111

Kentucky — 1.1%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,038
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	500	483
Ohio County, Pollution Control Revenue Authority, Big Rivers Electric Project, Ser A, RB
Callable 07/15/20 @ 100
6.000%, 07/15/31	250	253
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	969
Pikeville, Medical Center Expansion Project, RB
3.000%, 03/01/12	450	454

		3,197

Louisiana — 2.1%
Louisiana State, Citizens Property Insurance, Ser C-3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,710
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A-2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	750	769
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,016
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	809

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	$500	$565
St. John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,243

		6,112

Maine — 0.4%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
3.000%, 07/01/12	1,000	1,024

Maryland — 0.7%
Maryland State, Economic Development, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	976
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB
Callable 01/01/17 @ 100
5.300%, 01/01/37	300	213
Maryland State, Health & Higher Educational Facilities Authority, Mercy Medical Center Project, RB
3.000%, 07/01/12	175	177
3.000%, 07/01/13	600	609

		1,975

Massachusetts — 1.6%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB
Callable 10/15/17 @ 100
6.750%, 10/15/37	250	223
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,521
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	1,435	1,516

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Lowell General Hospital Project, Ser C, RB
Callable 07/01/20 @ 100
5.125%, 07/01/35	$250	$202
Massachusetts State, Ser A, GO
Callable 08/01/12 @ 100
0.560%, 02/01/13 (B)	1,000	1,000

		4,462

Michigan — 1.1%
Detroit, GO
Callable 11/01/20 @ 100
5.250%, 11/01/35	900	913
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	213
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	855
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	652
Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB
Callable 09/01/18 @ 100
8.250%, 09/01/39	500	574

		3,207

Minnesota — 2.7%
Duluth, Housing & Redevelopment Authority, Public Schools Academy Project, Ser A, RB
Callable 11/01/18 @ 102
5.875%, 11/01/40	500	438
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Callable 11/01/15 @ 100
6.000%, 11/01/37	100	81
Faribault, Senoir Housing Authority, Senior Living Project, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	302
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	326

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6-R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	$1,000	$892
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	657
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB
Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,400
Northern Minnesota, Municipal Power Agency, Ser A-1, RB
5.000%, 01/01/19	1,000	1,115
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (B)	2,000	2,127
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	432

		7,770

Mississippi — 0.4%
Mississippi State, Business Finance Authority, Energy Restoration Project, RB
Callable 06/28/11 @ 100
5.875%, 04/01/22	1,300	1,286

Missouri — 0.5%
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	251
Missouri State, Health & Educational Facilities Authority, Lake Regional Health System Project, RB
3.000%, 02/15/13	725	725
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/20	420	428

		1,404

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Huggins Hospital Project, RB
Callable 10/01/19 @ 100
6.875%, 10/01/39	$500	$492

New Jersey — 1.7%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	250	209
New Jersey State, Economic Development Authority, Ser A, RB
Callable 07/05/11 @ 100
6.000%, 05/15/28	210	177
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,059
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	2,500	1,591
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB
4.750%, 06/01/34	1,000	634
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/13	1,225	1,313

		4,983

New Mexico — 0.7%
Farmington, Pollution Control Authority, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	1,946

New York — 5.3%
Brooklyn Arena, Local Development, Barclay’s Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	504
Monroe County, Ser A, GO, AGM
3.750%, 06/01/11	1,000	1,000

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB
Callable 01/01/18 @ 100
6.700%, 01/01/43	$750	$671
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,007
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
2.978%, 03/01/25 (B)	400	293
2.988%, 03/01/26 (B)	425	306
2.778%, 03/01/16 (B)	250	223
New York City, Liberty Development, Bank of America Tower Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,019
New York City, Liberty Development, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,024
5.250%, 10/01/35	500	499
New York City, Liberty Development, World Trade Center Project, RB
Callable 06/23/11 @ 100
0.350%, 12/01/49 (B)	1,000	1,000
New York City, Ser B, GO
3.040%, 08/01/13 (B)	200	199
New York City, Ser C, GO
Callable 06/02/11 @ 100
0.100%, 10/01/23 (A)(B)	2,000	2,000
New York City, Transitional Finance Authority, Sub-Ser 3, RB
0.090%, 11/01/22 (B)	2,070	2,070
New York City, Trust for Cultural Resources, Lincoln Center Project, Ser A-1, RB
Callable 07/01/11 @ 100
0.130%, 12/01/35 (A)(B)	2,000	2,000
New York State, Dormitory Authority, Ser A, RB
Callable 07/01/20 @ 100
6.000%, 07/01/40	500	504
St. Lawrence County, Industrial Development Agency, Edwards John Noble Hospital Project, RB
Callable 10/01/20 @ 100
6.250%, 10/01/40	1,000	903

		15,222

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina — 1.6%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	$500	$547
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,025
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	242
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,221
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	546
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB
Callable 01/01/14 @ 103
5.250%, 01/01/32	750	545
Surry County, Northern Hospital District, RB
Callable 04/01/18 @ 100
6.250%, 10/01/38	500	490

		4,616

Ohio — 4.1%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	1,150	863
6.000%, 06/01/42	1,435	999
5.875%, 06/01/30	2,600	1,897
5.875%, 06/01/47	6,600	4,505
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	500	422
Lorain County, Hospital Revenue Authority, RB, AGM
5.250%, 02/01/14	375	402
Lorain County, Port Authority, U.S. Steel Project, RB
Callable 12/01/20 @ 100
6.750%, 12/01/40	750	775

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Higher Educational Facilities Authority, Ashland University Project, RB
Callable 09/01/20 @ 100
6.250%, 09/01/24	$200	$198
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,123
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB
Callable 01/15/15 @ 100
6.750%, 01/15/39	500	520

		11,704

Oklahoma — 0.3%
Oklahoma State, Turnpike Authority, RB
Callable 06/02/11 @ 100
0.110%, 01/01/28 (B)	900	900

Oregon — 0.1%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	150	148

Pennsylvania — 4.1%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	250	243
Allegheny County, Hospital Development Authority, Ser A, RB
5.000%, 11/15/13	500	470
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	500	557
Allegheny County, Hospital Development Authority, Western Pennsylvania Health System Project, Ser A, RB
Callable 11/15/17 @ 100
5.375%, 11/15/40	1,575	1,202

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	$1,500	$1,376
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	220
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	797
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
5.250%, 08/15/30	1,250	1,086
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	920
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	246
Pennsylvania State, Economic Development Financing Authority, Reliant Energy Project, Ser A, AMT, RB
Pre-Refunded @ 103
6.750%, 12/01/36 (D)	800	824
Pennsylvania State, Higher Educational Facilties Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	250	244
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/17 @ 100
5.000%, 07/01/34	250	197
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB
Callable 07/05/11 @ 100
6.625%, 11/15/23	500	494

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	$1,000	$874
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	206
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/12	500	510
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	956
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	288

		11,710

Puerto Rico — 0.2%
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/18 @ 100
6.000%, 07/01/38	600	606

South Carolina — 0.3%
South Carolina State, Jobs- Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	886
South Carolina State, Jobs- Economic Development Authority, Woodlands at Furman Project, Ser A, RB
Callable 11/15/17 @ 100
6.000%, 11/15/37	250	123

		1,009

South Dakota — 0.5%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	1,571

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee — 2.1%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	$500	$465
Knoxville County, Health Educational & Housing Facilities Board, Baptist Health Systems Project, RB
Callable 04/15/12 @ 101
6.500%, 04/15/31	1,000	1,029
Knoxville County, Health Educational & Housing Facilities Board, University Health Systems Project, RB
Callable 04/01/17 @ 100
5.250%, 04/01/36	250	226
Sullivan County, Health Educational & Housing Authority, Wellmont Health Systems Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,073
Sumner County, Health Educational & Housing Authority, Regional Hospital Project, Ser A, RB
5.500%, 11/01/37 (C)	550	41
Tennessee State, Energy Acquisition Authority, Ser A, RB
5.250%, 09/01/26	2,000	1,894
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/20	400	396
5.000%, 02/01/27	1,000	938

		6,062

Texas — 6.6%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB
Callable 07/01/13 @ 101
6.300%, 07/01/32 (B)	375	139
Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB
Callable 07/01/18 @ 100
8.250%, 05/01/33	600	246
Clifton, Higher Education Finance Authority, Uplift Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	438
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	806

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/28	$500	$485
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	1,000	1,041
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Callable 12/01/18 @ 100
7.250%, 12/01/35	250	275
Harrison County, Health Facilities Development Authority, RB
4.000%, 07/01/14	1,000	1,002
Houston, Airport Systems Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB
Callable 07/05/11 @ 100
6.125%, 07/15/27	1,000	908
Houston, Airport Systems Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB
Callable 07/05/11 @ 100
6.125%, 07/15/27	520	472
Houston, Airport Systems Authority, Special Facilities, Continental Airlines Project, Ser E, AMT, RB
Callable 07/05/11 @ 101
6.750%, 07/01/29	1,000	972
Houston, Higher Education Finance Corporation, Harmony Public Schools Project, Ser A, RB
Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,508
Love Field Airport, Southwest Airlines Modernization Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500	2,239
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	156
Lufkin, Health Facilities Development Authority, Memorial Health Systems East Texas Project, RB
Callable 02/15/17 @ 100
5.500%, 02/15/37	250	199

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mission, Economic Development Authority, Allied Waste Project, Ser A, AMT, RB
Callable 04/01/12 @ 100
5.200%, 04/01/18	$250	$254
North Texas, Tollway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	254
North Texas, Tollway Authority, Second Tier, Ser F, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,207
North Texas, Tollway Authority, Sub-Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,071
Pharr, Higher Education Finance Authority, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	492
San Juan, Higher Education Finance Authority, Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	506
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Care Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	500	542
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	245
5.000%, 12/15/11	250	255
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	455
Texas State, Ser B, GO
5.000%, 08/01/13	220	241
Titus County, Fresh Water Supply District No. 1, RB
4.500%, 07/01/11	250	251
Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB
Callable 11/01/17 @ 100
5.375%, 11/01/37	150	120
Willacy County, Local Government, Ser A-1, RB
Callable 03/01/12 @ 103
6.875%, 09/01/28	240	216

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wise County, Parker County Junior College District Project, RB
Callable 08/15/21 @ 100
8.000%, 08/15/34	$1,000	$1,013

		19,008

Utah — 1.1%
Murray, IHC Health Services Project, Ser D, RB
Callable 06/02/11 @ 100
0.120%, 05/15/37 (B)	2,400	2,400
St. George, Sales Tax, RB
2.500%, 11/01/11	250	252
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	401

		3,053

Vermont — 0.3%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	742

Virginia — 0.6%
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/37	500	466
James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB
Callable 07/01/17 @ 100
5.500%, 07/01/37	200	115
Lewistown Commerce Center Community Development Authority, RB
Callable 03/01/18 @ 100
6.050%, 03/01/27	250	185
Roanoke, Economic Development Authority, Carilion Health System Project, Ser B, RB, AGM
3.000%, 07/01/12	780	797
Virginia State, White Oak Village Shops, Community Development Authority, SAB
5.300%, 03/01/17	196	195

		1,758

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington — 1.6%
Skagit County, Public Hospital District No. 1, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	$1,500	$1,351
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/16	460	455
4.000%, 12/01/17	480	465
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	431
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Callable 12/01/20 @ 100
5.500%, 12/01/39	1,500	1,322
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	601

		4,625

West Virginia — 0.5%
West Virginia State, Economic Development Authority, Amos Project, Ser A, RB
3.125%, 03/01/43 (B)	1,000	980
West Virginia State, Hospital Finance Authority, Highland Hospital Project, RB
Callable 10/01/21 @ 103
9.125%, 10/01/41	500	508

		1,488

Wisconsin — 0.4%
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Group Project, RB
Callable 02/15/14 @ 100
6.625%, 02/15/32	1,000	1,026

Total Municipal Bonds (Cost $201,574) ($ Thousands)		196,597

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Shares	Value ($ Thousands)

PREFERRED STOCK — 21.6%

Financials — 18.8%
Aegon
6.500%	6,400	$151
6.375%	99,200	2,366
4.000%(B)	13,100	299
Allianz
8.375%	137,400	3,645
American International Group
8.500%(E)	1,700	3
Arch Capital Group
8.000%	16,000	411
7.875%	35,900	906
Axis Capital Holdings
7.250%	62,030	1,569
Bank of America
8.625%	27,000	713
8.200%	40,000	1,047
7.250%(E)	1,210	1,270
6.375%	2,000	47
6.204%	31,300	741
Barclays Bank PLC
8.125%	39,930	1,050
7.750%	58,500	1,502
7.100%	1,300	33
6.625%	12,500	305
CoBank ACB
11.000%	30,000	1,708
7.000%	23,000	1,128
Credit Suisse Guernsey
7.900%	112,600	3,097
Deutsche Bank Capital Funding Trust X
7.350%	21,800	562
Deutsche Bank Contingent Capital Trust II
6.550%	119,300	2,983
Deutsche Bank Contingent Capital Trust III
7.600%	18,500	482
Goldman Sachs Group
6.200%	12,650	315
4.000%(B)	43,800	942
HSBC Finance
6.360%	8,800	215
HSBC Holdings PLC
8.000%	21,500	586
6.200%	65,200	1,591
HSBC USA
6.500%	9,456	237
4.500%(B)	14,800	371
2.858%	21,500	1,043
ING Groep
7.200%	1,400	34
7.050%	47,677	1,141

Description	Shares	Value ($ Thousands)

6.375%	57,500	$1,282
6.200%	3,000	68
6.125%	38,164	854
KeyCorp
7.750% (E)	5,000	562
MetLife
6.500%	36,500	921
4.000% (B)	14,900	368
Morgan Stanley Group
4.000% (B)	64,100	1,369
PartnerRe
6.750%	48,064	1,184
6.500%	12,900	314
Pitney Bowes International Holdings
6.125%	1,000	981
PNC Financial Services Group
9.875% (B)	9,100	260
Principal Financial Group
6.518% (B)	5,900	151
5.563% (B)	5,000	494
Prudential PLC
6.750%	53,800	1,347
6.500%	68,200	1,720
RenaissanceRe Holdings
6.600%	29,500	741
6.080%	55,300	1,340
Royal Bank of Scotland Group PLC
5.750%	80,000	1,547
Santander Finance Preferred Unipersonal
10.500%	62,400	1,821
SG Preferred Capital II LLC
6.302% (B)	900	868
US Bancorp
7.875%	27,600	771
3.500% (B)	16,300	371
Wells Fargo
7.500% (E)	2,111	2,290

		54,117

Materials — 0.0%
E.I. Du Pont de Nemours
4.500%	414	39

Utilities — 2.8%
Alabama Power
6.450%	38,000	1,007
Georgia Power
6.500%	15,000	1,574
Gulf Power
6.450%	9,000	933
6.000%	6,000	583

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

Interstate Power & Light
8.375%	24,700	$716
NSTAR Electric
4.780%	5,000	434
PPL Electric Utilities
6.250%	75,000	1,887
Wisconsin Public Service
6.880%	5,000	534

		7,668

Total Preferred Stock (Cost $49,041) ($ Thousands)		61,824

CORPORATE BONDS — 7.7%

Financials — 7.7%
ANZ Capital Trust II
5.360%, 12/29/49	$700	712
AXA (B)
6.463%, 12/14/18	2,400	2,184
6.379%, 12/14/36	1,000	918
Barclays Bank PLC (B)
6.278%, 12/15/34	500	440
BBVA International Preferred Unipersonal (B)
5.919%, 12/31/49	1,400	1,220
BNP Paribas (B)
7.195%, 06/29/49	3,300	3,267
Commonwealth Bank of Australia (B)
6.024%, 03/29/49	500	507
JPMorgan Chase (B)
7.900%, 04/29/49	2,300	2,533
QBE Capital Funding II (B)
6.797%, 06/01/49	1,800	1,686
Rabobank Nederland (B)
11.000%, 12/31/49	3,000	3,906
Societe Generale (B)
5.922%, 04/05/17	200	189
Standard Chartered PLC (B)
7.014%, 07/30/37	2,000	1,970
Wachovia Capital Trust III (B)
5.570%, 03/15/11	1,900	1,759
Westpac Capital Trust IV (B)
5.256%, 12/29/49	700	679

Total Corporate Bonds (Cost $19,335) ($ Thousands)		21,970

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 1.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050% † (F)	4,293,332	$4,293

Total Cash Equivalent (Cost $4,293) ($ Thousands)		4,293

Total Investments — 99.3% (Cost $274,243) ($ Thousands)@		$284,684

A summary of outstanding swap agreements held by the Fund at May 31, 2011, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized (Depreciation) ($Thousands)
Citigroup	4.75%	3MLibor	06/20/42	$9,500	$(757)

					$(757)

Percentages are based on Net Assets of $286,869 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Security in default on interest payment.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Convertible

(F)	Rate shown is the 7-day effective yield as of May 31, 2011.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

LLC — Limited Liability Corporation

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

@	At May 31, 2011, the tax basis cost of the Fund’s investments was $273,820 ($ Thousands), and the unrealized appreciation and depreciation were $19,977 ($ Thousands) and $(9,113) ($ Thousands) respectively.

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2011

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$196,597	$—	$196,597
Preferred Stock	61,824	—	—	61,824
Corporate Bonds	—	21,970	—	21,970
Cash Equivalent	4,293	—	—	4,293

Total Investments in Securities	$66,117	$218,567	$—	$284,684

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Interest Rate Swap	—	(757)	—	(757)

Total Other Financial Instruments	$—	$(757)	$—	$(757)

During the period ended May 31, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2011

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: July 29, 2011

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: July 29, 2011